UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)
		  --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  JUNE 30, 2003

First Investors Logo

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE-STATE INSURED TAX FREE

     ARIZONA           MINNESOTA
     CALIFORNIA        MISSOURI
     COLORADO          NEW JERSEY
     CONNECTICUT       NEW YORK
     FLORIDA           NORTH CAROLINA
     GEORGIA           OHIO
     MARYLAND          OREGON
     MASSACHUSETTS     PENNSYLVANIA
     MICHIGAN          VIRGINIA

SEMI-ANNUAL REPORT
June 30, 2003



Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--101.2%
              Alabama--4.9%
    $1,000M   Mobile Industrial Dev. Board Facilities Rev. Bonds,
                VR, 1% (CO; Kimberly-Clark Corp.)                                               $1,000,000        $493
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.0%
       200M   Valdez Marine Terminal Rev. Bonds,
                VR, .85% (CO; ExxonMobil Corp.)                                                    200,000          99
----------------------------------------------------------------------------------------------------------------------
              Arizona--.5%
       100M   Avondale Municipal Dev. Corp. Facilities Rev. Bonds,
                4.4%, 7/1/2003 (MBIA Insured)                                                      100,000          49
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.0%
       200M   Jefferson County Open Space Sales Tax Rev. Bonds,
                4 1/4%, 11/1/2003 (AMBAC Insured)                                                  202,060         100
----------------------------------------------------------------------------------------------------------------------
              Florida--6.4%
       450M   Florida Housing Finance Agency Rev. Bonds,
                VR, .97% (LOC; Freddie Mac)                                                        450,000         222
              Florida Inland Protection Financing Corp.
                Special Rev. Bonds:
       220M     5%, 7/1/2003 (Escrowed to Maturity) (FSA Insured)                                  220,000         108
       280M     5%, 7/1/2003 (FSA Insured)                                                         280,000         138
       340M   Volusia County School Board Sales Tax Rev. Bonds,
                5%, 10/1/2003 (FSA Insured)                                                        343,202         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,293,202         637
----------------------------------------------------------------------------------------------------------------------
              Georgia--6.4%
       900M   Fulton County Housing Auth. Multi-Family
                Housing Rev., VR, 1% (LOC; Fannie Mae)                                             900,000         443
       400M   Whitfield County Residential Care Facilities
                Auth. Rev. Bonds, VR, 1% (LOC; Wachovia Bank)                                      400,000         197
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,300,000         640
----------------------------------------------------------------------------------------------------------------------
              Hawaii--2.6%
       525M   Hawaii State GO Bonds, 5%, 7/1/2009
                (Prerefunded 7/1/2003) (FGIC Insured)                                              530,250         261
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois--8.4%
      $100M   Cook County GO Bonds, 5.1%, 11/15/2003
                (FGIC Insured)                                                                    $101,405         $50
     1,000M   Illinois Educational Facilities Auth. Rev. Bonds,
                VR, 1% (LOC; Northern Trust Company)                                             1,000,000         493
       500M   Illinois State Department of Transportation
                Control Management, COP, 4.6%, 7/1/2003
                (MBIA Insured)                                                                     500,000         246
       100M   Joliet Regional Port District Marine Terminal Rev.
                Bonds, VR, .86% (CO; ExxonMobil Corp.)                                             100,000          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,701,405         838
----------------------------------------------------------------------------------------------------------------------
              Kansas--1.2%
       250M   Johnson County Unified School District GO Bonds,
                3%, 9/1/2003 (FGIC Insured)                                                        250,784         123
----------------------------------------------------------------------------------------------------------------------
              Kentucky--5.9%
       700M   Fort Mitchell Kentucky League of Cities Funding
                Lease Program, VR, 1.03% (LOC; U.S. Bank NA)                                       700,000         345
       500M   Newport League of Cities Rev. Bonds, VR, 1.03%
                (LOC; U.S. Bank, NA)                                                               500,000         246
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,200,000         591
----------------------------------------------------------------------------------------------------------------------
              Louisiana--2.5%
       500M   Louisiana State GO Refunding Bonds, 5 1/4%, 8/1/2003
                (MBIA Insured)                                                                     501,593         247
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.4%
       475M   Bergen County Utilities Auth. Rev. Bonds,
                5.6%, 12/15/2003 (FGIC Insured)                                                    484,808         239
----------------------------------------------------------------------------------------------------------------------
              New York--2.5%
       500M   Suffolk County GO Bonds, 5%, 11/1/2003
                (FGIC Insured)                                                                     506,435         249
----------------------------------------------------------------------------------------------------------------------
              North Carolina--5.0%
       500M   East Carolina University Rev. Bonds, 5%, 11/1/2003
                (AMBAC Insured)                                                                    506,482         249
       500M   Mooresville North Carolina Enterprise Sys. Rev. Bonds,
                2%, 5/1/2004 (MBIA Insured)                                                        504,535         249
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,011,017         498
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio--7.2%
      $800M   Lucas County Facilities Improvement Rev. Bonds,
                VR, .97% (LOC; Fifth Third Bank)                                                  $800,000        $394
       668M   Warren County Health Care Facilities Rev. Bonds,
                VR, 1.2% (LOC; Fifth Third Bank)                                                   668,000         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,468,000         723
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.0%
       605M   Pennsylvania Convention Center Auth. Rev.
                Zero Coupon Bonds, 9/1/2003 (Escrowed
                to Maturity) (FGIC Insured)                                                        604,032         297
----------------------------------------------------------------------------------------------------------------------
              Tennessee--4.4%
       200M   Clarksville Public Building Auth. Rev. Bonds, VR, 1%
                (LOC; Bank of America)                                                             200,000          98
       700M   Metropolitan Govt. Nashville & Davidson County Indl.
                Dev. Rev. Bonds, VR, 1% (LOC; Bank of America)                                     700,000         345
----------------------------------------------------------------------------------------------------------------------
                                                                                                   900,000         443
----------------------------------------------------------------------------------------------------------------------
              Texas--13.3%
       390M   Corpus Christie Utility System Refunding Rev. Bonds,
                4 1/2%, 7/15/2003 (FSA Insured)                                                    390,512         192
       675M   El Paso Independent School District Maintenance
                Tax Note, 2.85%, 8/15/2003 (AMBAC Insured)                                         676,040         333
       600M   Gulf Coast Waste Disposal Auth. Pollution Control
                Rev. Bonds, VR, .86% (CO; ExxonMobil Corp.)                                        600,000         296
       350M   Hidalgo County Certificate of Obligation
                5%, 8/15/2003 (AMBAC Insured)                                                      351,643         173
       685M   Tarrant County Housing Rev. Bonds, VR, 1%
                (Fannie Mae Collateral Agreement)                                                  685,000         337
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,703,195       1,331
----------------------------------------------------------------------------------------------------------------------
              Virginia--6.9%
       500M   Alexandria Industrial Dev. Auth. Rev. Bonds,
                VR, 1% (LOC; Bank of America)                                                      500,000         246
       900M   Norfolk Industrial Dev. Auth. Rev. Bonds,
                VR, 1% (LOC; Wachovia Bank)                                                        900,000         444
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,400,000         690
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Washington--3.5%
      $300M   King County Limited Tax GO Bonds,
                6 1/4%, 1/1/2034 (Prerefunded 1/1/2004)                                           $313,587        $154
       200M   Lake Tapps Parkway Properties Special Rev. Bonds,
                VR, 1.05% (LOC; U.S. Bank, NA)                                                     200,000          99
       205M   Port Orchard Washington GO Bonds, 2%,
                12/1/2003 (MBIA Insured)                                                           205,806         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                   719,393         354
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--6.0%
       500M   Marinette School District GO Bonds,
                5%, 3/1/2004 (FSA Insured)                                                         513,444         253
       700M   Wisconsin State Health & Educational Facilities
                Auth. Rev. Bonds, VR, 1.03% (LOC; Bank One)                                        700,000         345
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,213,444         598
----------------------------------------------------------------------------------------------------------------------
              Wyoming--6.2%
       450M   Lincoln County Pollution Control Rev. Bonds,
                VR, .86% (CO; ExxonMobil Corp.)                                                    450,000         222
       800M   Uinta County Pollution Control Rev. Bonds,
                VR, .85% (CO; AMOCO Corp.)                                                         800,000         394
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,250,000         616
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $20,539,618)+                             101.2%     20,539,618      10,116
Excess of Liabilities Over Other Assets                                               (1.2)       (236,286)       (116)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,303,332     $10,000
======================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at June 30, 2003. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:

  CO   Corporate Obligor

  COP  Certificate of Participation

  GO   General Obligation

  LOC  Letter of Credit

  VR   Variable Rate Securities


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.1%
              Alabama--12.6%
      $355M   Alabama Drinking Water Financing Auth. Series "A"
                5.45% 8/15/2010                                                                   $412,687         $71
       150M   Alabama Water Pollution Control Auth. 5% 8/15/2009                                   170,250          29
     1,000M   Auburn University General Fee Rev. 3% 6/1/2007                                     1,038,750         178
     1,000M   Auburn University Housing and Dining Rev.
                3 1/4% 6/1/2008                                                                  1,045,000         179
     1,000M   Birmingham Series "B" 4% 7/1/2011                                                  1,061,250         181
              Jefferson County School Warrants General Obligations:
     1,145M     5% 4/1/2009                                                                      1,290,988         221
       100M     5.1% 2/15/2010                                                                     113,125          19
     1,125M   Montgomery Waterworks & Sanitation Sewer Rev.
                3 1/4% 9/1/2008                                                                  1,178,438         201
     1,000M   Opelika GO 4% 4/1/2011                                                             1,060,000         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,370,488       1,260
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.0%
       500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                578,125          99
----------------------------------------------------------------------------------------------------------------------
              Arizona--4.3%
       300M   Navajo County Unified School District #32 GO
                (Blue Ridge) 5% 7/1/2012                                                           342,750          59
              Pima County Unified School District
                General Obligations:
       460M     #1 (Tucson) 5 3/8% 7/1/2009                                                        533,025          91
       500M     #12 (Sunnyside) 5% 7/1/2012                                                        571,250          98
     1,000M   Tucson Airport Auth. 4% 6/1/2008                                                   1,078,750         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,525,775         432
----------------------------------------------------------------------------------------------------------------------
              Arkansas--1.8%
     1,000M   Beaver Water District Benton & Washington Counties
                Water Revenue 4% 11/15/2009                                                      1,080,000         185
----------------------------------------------------------------------------------------------------------------------
              California--3.7%
     1,000M   California State Department Water Power
                Supply Rev. 5 1/4% 5/1/2010                                                      1,137,500         194
     1,000M   Lancaster Redevelopment Agy. Tax Allocation
                3 1/2% 8/1/2010                                                                  1,035,000         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,172,500         371
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Colorado--3.3%
      $750M   Adams & Arapahoe County School District #28J
                (Aurora) 3% 12/1/2008                                                             $776,250        $133
     1,000M   Pueblo County School District #60 GO (Pueblo)
                5% 12/15/2010                                                                    1,147,500         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,923,750         329
----------------------------------------------------------------------------------------------------------------------
              Connecticut--8.3%
       200M   Bridgeport Series "A" GO 5 1/4% 8/15/2010                                            231,000          39
     1,000M   Connecticut Regional School District #16,
                4 1/2% 3/15/2011                                                                 1,105,000         189
     1,200M   Connecticut State Special Tax Obligation
                5% 10/1/2007                                                                     1,350,000         231
     1,000M   Hartford GO 3 1/2% 12/1/2008                                                       1,066,250         182
     1,000M   New Haven Series "A" GO 4% 11/1/2007                                               1,086,250         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,838,500         827
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.9%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,132,500         194
       500M   District of Columbia Series "C" GO 5% 6/1/2008                                       555,000          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,687,500         289
----------------------------------------------------------------------------------------------------------------------
              Florida--2.2%
       400M   Dade County Aviation Rev. 6% 10/1/2009                                               476,500          81
       700M   Florida State Municipal Power Agy. Rev.
                (Stanton Project) 5 1/2% 10/1/2011                                                 825,125         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,301,625         222
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.8%
     1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                                1,088,750         186
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.1%
       200M   Boone County Hosp. Assoc. 5% 1/15/2011                                               223,000          38
       400M   Indiana Board Bank Rev. Spec. Proj. Series "A"
                5 1/2% 2/1/2009                                                                    459,500          79
     1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                                 1,148,750         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,831,250         313
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.9%
    $1,000M   Iowa Financial Auth. Correctional Facility
                4 1/2% 6/15/2009                                                                $1,106,250        $189
----------------------------------------------------------------------------------------------------------------------
              Kansas--3.7%
     1,025M   Independence Sales Tax GO Series "A"
                2 3/4% 12/1/2008                                                                 1,046,781         179
     1,060M   Pottawatomie County School District #320,
                4% 9/1/2008                                                                      1,146,125         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,192,906         375
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.7%
       725M   Kentucky State Property & Buildings Rev.
                (Proj. # 69) Series "A" 5 1/4% 8/1/2010                                            834,656         143
       125M   Louisville & Jefferson Metropolitan Sewer Dist.
                Rev. 10% 5/15/2004                                                                 134,704          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                   969,360         166
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.3%
     1,000M   Louisiana Public Facs. Auth. Rev. 4 1/2% 10/15/2010                                1,107,500         189
       740M   New Orleans GO 5 1/8% 12/1/2010                                                      851,000         146
     1,000M   Shreveport Water & Sewer Rev. Series "A"
                4 3/4% 12/1/2010                                                                 1,125,000         192
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,083,500         527
----------------------------------------------------------------------------------------------------------------------
              Maine--1.9%
     1,000M   Maine Municipal Bond Bank Series "A"
                4 3/4% 11/1/2006                                                                 1,102,500         188
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--.6%
       300M   Massachusetts State Development Fin. Agy.
                5 5/8% 1/1/2012                                                                    348,000          59
----------------------------------------------------------------------------------------------------------------------
              Michigan--6.1%
     1,000M   Brighton Area School District GO Zero Coupon
                5/1/2005 (prerefunded at $49.325)*                                                 481,250          82
       500M   Detroit City School District School Building & Site
                Improvement Series "A" GO 5% 5/1/2008                                              561,875          96
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan (continued)
      $500M   Eastern Michigan University Rev. 3 3/4% 6/1/2010                                    $525,625         $90
       250M   Michigan State Trunk Line 5 1/4% 10/1/2009                                           289,063          49
     1,000M   South Central Power Supply Systems Rev.
                5% 11/1/2010                                                                     1,137,500         195
       500M   Wayne Charter County Airport Rev. Series "C"
                5% 12/1/2012                                                                       563,125          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,558,438         608
----------------------------------------------------------------------------------------------------------------------
              Mississippi--1.9%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,128,750         193
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.9%
       500M   Essex County Improvement Auth. Lease
                (Cogen Fac. Proj.) 4 1/4% 1/1/2010                                                 541,875          93
     1,000M   Jersey City School Improvement Series "B" GO
                5% 3/1/2010                                                                      1,132,500         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,674,375         286
----------------------------------------------------------------------------------------------------------------------
              New York--5.9%
              New York City General Obligations:
       500M     5 1/4% 8/1/2008                                                                    564,375          96
       250M     5 1/2% 8/1/2012                                                                    289,375          50
              New York State Dorm. Auth. Revenue:
     1,000M     School District Financing Series "E" 5% 10/1/2010                                1,137,500         194
     1,000M     School District Financing Series "I" 3 3/4% 10/1/2010                            1,056,250         181
       355M     United Cerebral Palsy Affiliation 4 3/4% 7/1/2009                                  397,600          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,445,100         589
----------------------------------------------------------------------------------------------------------------------
              Ohio--6.2%
       565M   Cincinnati Tech. College 5% 10/1/2010                                                644,806         110
              Ohio State Bldg. Auth. Facilities Revenue:
     1,000M     5 1/2% 10/1/2008                                                                 1,163,750         199
       500M     5 1/2% 10/1/2009                                                                   585,625         100
       585M     5 1/4% 10/1/2010                                                                   677,137         116
       500M   Wright State University Gen. Receipts
                4% 5/1/2007                                                                        538,750          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,610,068         617
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.5%
      $250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                 $291,875         $50
----------------------------------------------------------------------------------------------------------------------
              Oregon--3.4%
       500M   Oregon State Department of Trans. Rev. (Light Rail
                Ext. Westside) 5% 6/1/2009                                                         568,750          97
       250M   Portland Airport Way Urban Renewal & Redev. Tax
                Increment Series "A" 5.3% 6/15/2010                                                289,063          49
     1,000M   Yamhill County School District #029J (Newburg)
                GO 5% 6/15/2010                                                                  1,137,500         195
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,995,313         341
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--1.5%
              Philadelphia Auth. Indl. Dev. Lease Revenue:
       500M     5 1/4% 10/1/2009                                                                   577,500          99
       250M     5 1/4% 10/1/2010                                                                   287,812          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                   865,312         148
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--2.9%
       500M   Puerto Rico GO Series "C" 5% 7/1/2021                                                559,375          96
     1,000M   Puerto Rico Highway & Trans. Auth. Series "AA"
                5% 7/1/2026                                                                      1,132,500         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,691,875         289
----------------------------------------------------------------------------------------------------------------------
              Tennessee--2.6%
       360M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Project) Series "A" 5 1/2% 11/1/2012                                425,250          73
     1,000M   Metro. Govt. Nashville & Davidson County GO
                4 1/2% 11/15/2012                                                                1,086,250         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,511,500         258
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.1%
     1,120M   Southwest Regl. Jail Authority 4 1/2% 9/1/2009                                     1,251,600         214
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $53,873,899)                                               56,224,985       9,610
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.4%
              Adjustable Rate Notes**
    $1,000M   Moffat County Colorado Poll. Cntl. Rev. .95%                                      $1,000,000        $171
       100M   Texas Water Development Board Rev. .95%                                              100,000          17
       300M   University of Michigan Regent Rev. .95%                                              300,000          51
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $1,400,000)                               1,400,000         239
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $55,273,899)                               98.5%     57,624,985       9,849
Other Assets, Less Liabilities                                                         1.5         886,204         151
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $58,511,189     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.

Summary of Abbreviations:

COP  Certificate of Participation

GO   General Obligation


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Alabama--.7%
    $5,835M   Alabama Water Pollution Control Auth.
                6% 8/15/2014                                                                    $6,878,006         $74
----------------------------------------------------------------------------------------------------------------------
              Alaska--.7%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,734,375          19
     5,000M   North Slope Boro GO Zero Coupon 6/30/2005                                          4,831,250          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,565,625          71
----------------------------------------------------------------------------------------------------------------------
              Arizona--2.5%
     8,550M   Arizona State Municipal Financing Program
                COP 7.7% 8/1/2010                                                               10,901,250         118
     2,500M   Maricopa County Poll. Cntl. Corp.
                (Palo Verde Proj.) 5.05% 5/1/2029                                                2,612,500          29
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,125,000          12
     1,000M     5 1/2% 7/1/2020                                                                  1,118,750          12
     7,125M   Salt River Project Agric. Impt. & Pwr. Dist. Elec.
                Sys. Rev. Series "B" 5% 1/1/2025                                                 7,490,156          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,247,656         252
----------------------------------------------------------------------------------------------------------------------
              California--3.7%
              California State Dept. Water Resource Pwr. Supply
                Rev. Series "A":
     5,500M     5 3/8% 5/1/2018                                                                  6,063,750          66
     8,705M     5 3/8% 5/1/2021                                                                  9,444,925         102
     2,000M   Colton Joint Unified School District GO Series "A"
                5 3/8% 8/1/2026                                                                  2,197,500          24
    10,000M   Los Angeles Community College District GO
                Series "A" 5 1/2% 8/1/2021                                                      11,100,000         120
     5,265M   Oakland Unified School District Alameda
                County GO 5 1/4% 8/1/2020                                                        5,758,594          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,564,769         374
----------------------------------------------------------------------------------------------------------------------
              Colorado--.2%
     2,000M   Denver City & County Airport Rev. 5 1/2% 11/15/2016                                2,227,500          24
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.5%
    $9,000M   Connecticut State Special Tax Obligation Rev.
                Transportation Infrastructure 6 1/8% 9/1/2012                                  $10,946,250        $119
    11,000M   South Central Regional Water Auth. System Rev.
                Series "A" 5% 8/1/2033                                                          11,591,250         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,537,500         245
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.7%
              Washington, D.C. General Obligations:
     5,000M     Series "B" 6% 6/1/2021                                                           6,087,500          66
     9,615M     Series "E" 6% 6/1/2012                                                           9,976,812         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,064,312         174
----------------------------------------------------------------------------------------------------------------------
              Florida--1.3%
     2,500M   Pasco County Gtd. Entitlement Rev.
                5% 12/1/2026                                                                     2,640,625          29
              Polk County Utility System Revenue:
     4,010M     5% 10/1/2023                                                                     4,245,588          46
     3,000M     5% 10/1/2029                                                                     3,161,250          34
     1,395M   West Coast Regional Water Supply Rev.
                10.4% 10/1/2010*                                                                 1,958,231          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,005,694         130
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.3%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                  17,568,750         190
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                10,735,000         116
     6,160M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   7,646,100          83
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                                 8,085,975          87
    20,450M     6 1/4% 7/1/2011                                                                 25,281,313         274
    28,305M     6% 7/1/2013                                                                     34,992,056         379
----------------------------------------------------------------------------------------------------------------------
                                                                                               104,309,194       1,129
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.5%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                     6,572,500          71
     6,000M     6% 10/1/2010                                                                     7,230,000          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,802,500         149
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois--18.9%
              Chicago Board of Education Lease Certificates of
              Participation Series "A":
    $5,000M     6% 1/1/2016                                                                     $6,143,750         $67
    36,200M     6% 1/1/2020                                                                     44,028,250         477
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                     7,787,500          84
    16,660M     6 1/8% 7/1/2005*                                                                18,575,900         201
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                                 15,808,450         171
    10,000M     6 3/8% 1/1/2015                                                                 10,850,000         118
    16,750M   Illinois Development Finance Auth. Poll. Cntl.
                Rev. 6 3/4% 3/1/2015                                                            18,404,062         199
              Illinois Development Finance Auth. Revenue
                (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                    6,100,000          66
     3,000M     6.65% 2/1/2011                                                                   3,701,250          40
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 6,300,000          68
     4,500M     5 1/2% 2/1/2016                                                                  5,107,500          55
     8,000M     5 1/2% 5/1/2017                                                                  9,030,000          98
    12,000M     5 1/2% 6/1/2018                                                                 13,470,000         146
     3,000M   Metro Pier & Exposition Auth. (McCormick
                Place Expansion) Series "B" 5 1/2% 6/15/2016                                     3,461,250          38
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,755,000          62
----------------------------------------------------------------------------------------------------------------------
                                                                                               174,522,912       1,890
----------------------------------------------------------------------------------------------------------------------
              Indiana--.7%
              Indiana State Office Building Commission Facilities
                Rev. New Castle Correctional Facility:
     2,515M     5 1/2% 7/1/2018                                                                  2,841,950          31
     3,000M     5 1/2% 7/1/2019                                                                  3,375,000          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,216,950          67
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified School District #500
                GO 5% 9/1/2020                                                                   2,638,967          29
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.2%
    $5,000M   Louisiana State GO 6% 5/1/2004*                                                   $5,311,200         $58
    12,850M   Regional Transportation Auth. Zero Coupon
                12/1/2021                                                                        5,220,312          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,531,512         115
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--4.7%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        12,080,125         131
     3,205M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                    3,417,331          37
     3,000M   Massachusetts State Construction Loan GO Series "B"
                5 1/2% 3/1/2012*                                                                 3,543,750          38
    20,550M   Massachusetts State GO 6% 8/1/2009                                                24,403,125         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,444,331         470
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.0%
    10,000M   Michigan State Environment Protection Prog.
                GO 6 1/4% 11/1/2012                                                             12,150,000         132
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              6,024,375          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,174,375         197
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.6%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,747,575          41
     3,315M     5 1/2% 1/1/2018                                                                  3,658,931          40
     5,770M     5 1/2% 1/1/2019                                                                  6,310,938          68
     1,240M   St. Paul Housing & Redev. Auth. Multi-Family
                Hsg. Rev. (Como Lake Proj.) 7 1/2% 3/1/2026
                (Defaulted) (Note 1A)                                                            1,243,025          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,960,469         162
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.6%
              Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
     6,840M     6 3/4% 5/15/2010                                                                 8,498,700          92
    10,175M     6 3/4% 5/15/2011                                                                12,795,063         139
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Missouri (continued)
              St. Louis Missouri Airport Rev. Series "A":
    $4,135M     5 5/8% 7/1/2017                                                                 $4,620,863         $50
     3,620M     5 5/8% 7/1/2018                                                                  4,031,775          44
     3,030M     5 5/8% 7/1/2019                                                                  3,355,725          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,302,126         361
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.2%
              Clark County Nevada Bond Bank General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  9,229,619         100
     8,645M     5 1/2% 6/1/2018                                                                  9,714,819         105
              Las Vegas New Convention & Visitors Auth. Revenue:
     3,500M     5 3/4% 7/1/2015                                                                  4,077,500          44
     2,500M     5 3/4% 7/1/2017                                                                  2,890,625          31
              Truckee Meadows Nevada Water Authority:
     6,115M     5 1/2% 7/1/2017                                                                  6,917,594          75
     2,605M     5 1/2% 7/1/2018                                                                  2,927,368          32
     2,500M     5 1/2% 7/1/2019                                                                  2,793,750          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,551,275         417
----------------------------------------------------------------------------------------------------------------------
              New Jersey--3.4%
     4,000M   Essex County Impt. Auth. Lease Correctional Facs.
                Series "A" 5% 10/1/2028                                                          4,230,000          46
    12,000M   Garden State Open Space Preservation Series "A"
                5 1/4% 11/1/2019                                                                13,245,000         143
     1,955M   New Jersey State Educ. Facs. Auth. Rev. Public
                Library PJ Grant 5 1/2% 9/1/2018                                                 2,214,038          24
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans.
                Admin. Grants Series "A" 5 3/4% 9/15/2009*                                      11,825,000         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,514,038         341
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.1%
       925M   New Mexico Mortgage Finance Auth. Single-Family
                Mtge. 8% 1/1/2017                                                                  934,250          10
----------------------------------------------------------------------------------------------------------------------
              New York--7.4%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,662,500          61
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,631,156          39
    22,250M   New York City Municipal Water Finance Auth.
                Rev. 6% 6/15/2021                                                               27,506,563         298
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              New York State Dorm. Auth. Rev. New York University:
    $5,000M     5 7/8% 5/15/2017                                                                $6,143,750         $67
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      12,100,000         131
     6,300M   New York State Housing Finance Agy. Rev.
                5 7/8% 11/1/2010                                                                 6,953,625          75
     5,000M   Suffolk County Judicial Facs. Agy. (John P.
                Cohalan Complex) 5 3/4% 10/15/2013                                               5,875,000          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,872,594         735
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.3%
              North Carolina Municipal Power Agency
                (Catawba Electric):
     8,950M     6% 1/1/2010                                                                     10,605,750         115
     8,945M     6% 1/1/2011                                                                     10,678,094         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,283,844         230
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.4%
    10,500M   Mercer County Pollution Control Rev. (Basin Elec.
                Pwr. Coop.) 7.2% 6/30/2013                                                      13,282,500         144
----------------------------------------------------------------------------------------------------------------------
              Ohio--.8%
     6,000M   Jefferson County Jail Construction GO
                5 3/4% 12/1/2019                                                                 7,335,000          79
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.7%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris
                Hlth. Sys.) 6% 8/15/2017                                                         6,377,925          69
----------------------------------------------------------------------------------------------------------------------
              Oregon--1.9%
              Benton & Linn County School District
                (No. 509J Corvallis):
     5,000M     5% 6/1/2019                                                                      5,450,000          59
     5,355M     5% 6/1/2020                                                                      5,783,400          63
              Portland Urban Renewal & Redev. South Park
                Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 3,166,625          34
     2,630M     5 3/4% 6/15/2016                                                                 3,067,238          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,467,263         189
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.2%
    $3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                $3,277,500         $35
     5,000M   Pennsylvania State GO 6 3/4% 11/15/2004*                                           5,475,000          59
     4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev.
                Series "A" 5 1/2% 12/1/2019                                                      5,614,500          61
    12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                               15,017,312         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,384,312         318
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
     4,000M   Rhode Island State Construction Capital Dev. GO
                Series "A" 5 1/2% 7/15/2018                                                      4,490,000          49
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Edl. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 7/1/2006*                                                4,760,925          52
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.4%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A" 5 1/2% 11/1/2016                                4,033,750          44
----------------------------------------------------------------------------------------------------------------------
              Texas--8.7%
    16,000M   Austin Texas Utilities Systems Rev. 6% 11/15/2013                                 19,240,000         208
     5,000M   Bexar County Health Facilities (Baptist
                Memorial Hosp.) 6 3/4% 8/15/2004*                                                5,425,000          59
              Harris County Toll Road Senior Liens
                General Obligations:
    11,065M     Series "A" 6 1/2% 8/15/2012                                                     13,872,744         150
     7,305M     Series "A" 6 1/2% 8/15/2013                                                      9,240,825         100
              Houston Water Conveyance System
                Certificates of Participations:
     2,250M     6 1/4% 12/15/2012                                                                2,792,813          30
     4,705M     6 1/4% 12/15/2013                                                                5,863,606          64
     4,950M     6 1/4% 12/15/2014                                                                6,187,500          67
     6,035M     6 1/4% 12/15/2015                                                                7,513,575          82
     4,485M   Lower Colorado River Auth. Transmission
                Service 5% 5/15/2021                                                             4,742,888          51
     5,300M   Rio Grande Valley Hlth. Facility Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                         5,371,762          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,250,713         869
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
    $1,825M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                 $2,646,250         $29
----------------------------------------------------------------------------------------------------------------------
              Washington--2.0%
              Snohomish County Washington Ltd. Tax
                General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 9,041,656          98
     8,410M     5 1/2% 12/1/2018                                                                 9,492,788         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,534,444         201
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.7%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev.
                (Midwest Energy) 6.9% 8/1/2021                                                  16,050,000         174
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $791,027,511)                                    98.6%    910,763,481       9,863
Other Assets, Less Liabilities                                                         1.4      12,660,781         137
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $923,424,262     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP  Certificate of Participation

GO   General Obligation


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.1%
              Alabama--.3%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                     $289,687         $30
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.2%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,156,250         120
----------------------------------------------------------------------------------------------------------------------
              Arizona--4.5%
     1,000M   Arizona State Trans. Brd. Hwy. Rev. 5 1/4% 7/1/2020                                1,095,000         114
     2,000M   Glendale Muni. Ppty. Corp. Excise Tax Rev.
                5% 7/1/2033                                                                      2,095,000         218
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               332,187          34
       250M   Maricopa County Poll. Cntl. Corp. (Palo Verde Project)
                5.05% 5/1/2029                                                                     261,250          27
       500M   Phoenix Civic Improvement Corp. Series "A"
                5% 7/1/2022                                                                        530,000          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,313,437         448
----------------------------------------------------------------------------------------------------------------------
              Arkansas--1.1%
     1,000M   Beaver Water Dist. Benton & Washington Counties
                Water Rev. 5% 11/15/2017                                                         1,092,500         114
----------------------------------------------------------------------------------------------------------------------
              California--8.8%
       940M   California Community College Financing Auth.
                Lease Rev. 5% 8/1/2019                                                           1,010,500         105
     3,000M   California State Dept. Water Resource Supply
                Rev. Series "A" 5 3/8% 5/1/2018                                                  3,307,500         344
     1,330M   Grant Junction Unified High School District
                GO 5 1/4% 8/1/2021                                                               1,454,688         151
       690M   Jefferson High School District GO (San Mateo
                Cnty.) 6 1/4% 2/1/2017                                                             861,637          89
     1,160M   Palm Desert Financing Auth. Tax Rev. 5% 8/1/2020                                   1,239,750         129
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     536,140          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,410,215         874
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Colorado--3.1%
    $1,830M   Boulder Larimer & Weld Cntys. St.Vrain Valley
                Sch. District GO 5% 12/15/2021                                                  $1,948,950        $202
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,078,750         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,027,700         314
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.7%
     1,455M   District of Columbia GO 5 1/4% 6/1/2014                                            1,620,506         168
----------------------------------------------------------------------------------------------------------------------
              Florida--9.3%
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           390,694          40
       205M   De Soto County Cap. Impt. Rev. 5 1/4% 10/1/2018                                      227,037          24
     1,000M   Florida Municipal Loan Council Rev. Series "A"
                5% 5/1/2022                                                                      1,056,250         110
     1,345M   Pasco County Gtd. Entitlement Rev. 5% 12/1/2026                                    1,420,656         147
     1,585M   Pasco County Sales Tax Rev. 5% 12/1/2021                                           1,682,081         175
     1,000M   Polk County Util. Sys. Rev. 5% 10/1/2024                                           1,058,750         110
     1,275M   Sarasota County Util. Sys. Rev. 5 1/4% 10/1/2020                                   1,394,531         145
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,716,275         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,946,274         929
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.7%
     1,000M   Georgia Municipal Association, Inc. (City Court
                Atlanta Proj.) 5 1/8% 12/1/2021                                                  1,070,000         111
       500M   Glynn County Wtr. & Swr. Rev. 5% 4/1/2023                                            526,875          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,596,875         166
----------------------------------------------------------------------------------------------------------------------
              Illinois--.9%
       500M   Chicago GO 6% 7/1/2005*                                                              556,250          58
       150M   Regional Transportation Auth. Rev. GO
                5 1/2% 6/1/2019                                                                    176,062          18
       100M   Rockford School District #205 GO 5% 2/1/2016                                         113,000          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                   845,312          88
----------------------------------------------------------------------------------------------------------------------
              Indiana--4.6%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                          1,152,312         120
       550M   Evansville Sewer Wks. Rev. 5% 7/1/2021                                               581,625          60
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Indiana (continued)
    $1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 7/15/2017                                                                $1,250,031        $130
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,437,500         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,421,468         459
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.2%
     1,845M   Louisiana Local Govt. Env. Facs. & Commission
                5 1/4% 10/1/2021                                                                 1,994,906         207
              Louisiana Public Facs. Auth. Rev. (Dillard Univ. Proj.):
       525M     Series "A" 5 1/8% 8/1/2020                                                         563,063          59
       160M     Series "B" 5 1/8% 8/1/2020                                                         171,600          18
     1,075M   Louisiana St. Gas & Fuel Tax Rev. 5 3/8% 6/1/2017                                  1,212,062         126
     1,000M   Louisiana St. Univ. & Agric. & Mechanical
                College Brd. Supervision 5% 7/1/2022                                             1,062,500         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,004,131         520
----------------------------------------------------------------------------------------------------------------------
              Maine--.3%
       250M   Maine Municipal Bond Bank 6 1/2% 11/1/2004*                                          273,437          28
----------------------------------------------------------------------------------------------------------------------
              Maryland--.4%
       395M   Morgan State Univ. Academic & Aux. Facs. Fees
                Rev. 5% 7/1/2022                                                                   420,675          44
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.1%
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,077,500         112
----------------------------------------------------------------------------------------------------------------------
              Michigan--10.7%
     1,000M   Detroit City School District GO (School Building &
                Site Impt.) 5 1/2% 5/1/2018                                                      1,142,500         119
     1,105M   Grand Rapids Cmnty. College 5 1/4% 5/1/2021                                        1,196,164         124
     1,000M   Howell Public Schools GO Zero Coupon 5/1/2006*                                       437,500          45
              Lansing Community College:
     1,250M     5% 5/1/2019                                                                      1,350,000         140
     1,300M     5% 5/1/2020                                                                      1,391,000         145
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                Turbine #1 Proj.) 5 1/4% 1/1/2018                                                1,106,250         115
       750M   Milan Area School District GO 5 5/8% 5/1/2010*                                       884,062          92
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan (continued)
              Wayne Charter County Airport Revenue:
    $1,000M     5 3/8% 12/1/2015                                                                $1,125,000        $117
     1,490M     5 3/8% 12/1/2016                                                                 1,665,075         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,297,551       1,070
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.4%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             234,500          24
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B"
                5.85% 6/1/2014                                                                     363,475          38
       250M   St. Joseph School District GO (Direct
                Deposit Prog.) 5 3/4% 3/1/2019                                                     288,125          30
       375M   St. Louis County Pattonville R-3 School
                District GO (Direct Deposit Prog.)
                5 3/4% 3/1/2017                                                                    435,000          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,321,100         137
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.5%
     1,210M   Gloucester County Impt. Auth. Lease Rev.
                5% 7/15/2021                                                                     1,291,675         134
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,068,750         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,360,425         245
----------------------------------------------------------------------------------------------------------------------
              New York--12.2%
              Camden Central School District
                General Obligations:
       725M     5 1/2% 3/15/2016                                                                   833,750          87
       250M     5 1/2% 3/15/2017                                                                   285,938          30
              Indian River Central School District
                General Obligations:
       560M     5% 1/15/2017                                                                       610,400          63
       590M     5% 1/15/2018                                                                       638,675          66
       100M     5% 1/15/2019                                                                       107,500          11
     1,500M   Metropolitan Trans. Auth. Rev. 5% 11/15/2032                                       1,567,500         163
     1,325M   New York City Muni. Water Fin. Auth. Water &
                Sewer Sys. Rev. 5 1/8% 6/15/2033                                                 1,399,532         145
     1,000M   New York State Dormitory Auth. Rev.
                (Fordham Univ.) 5% 7/1/2020                                                      1,067,500         111
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              Shenendehowa Central School District
                (Clifton Park) Series "B" General Obligations:
      $230M     5% 6/15/2018                                                                      $249,838         $26
       225M     5% 6/15/2019                                                                       242,719          25
     2,500M   Tobacco Settlement Fing. Corp. 5 1/4% 6/1/2020                                     2,725,000         283
              Wayland-Cohocton Central School District
                General Obligations:
       785M     5% 6/15/2015                                                                       874,294          91
       650M     5% 6/15/2017                                                                       710,938          74
       405M     5% 6/15/2018                                                                       439,931          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,753,515       1,221
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.1%
     1,000M   Greenville Hosp. Sys. Facs. Rev. 5 1/4% 5/1/2019                                   1,101,250         114
----------------------------------------------------------------------------------------------------------------------
              Ohio--14.5%
     1,880M   Akron GO 5 1/4% 12/1/2020                                                          2,072,700         215
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,383,637         144
              Akron-Summit County Public Library
                General Obligations:
     1,000M     5% 12/1/2018                                                                     1,096,250         114
     2,500M     5% 12/1/2020                                                                     2,700,000         280
     1,380M   Cincinnati State Tech. & Cmnty. College
                Gen. Receipts 5 1/4% 10/1/2020                                                   1,519,725         158
     1,185M   Fairfield County GO 5% 12/1/2022                                                   1,254,619         130
     1,500M   Ohio State Bldg. Auth. St. Facs. 5 1/2% 4/1/2018                                   1,708,125         177
     1,000M   Ross Township Local School Dist. GO
                5% 12/1/2020                                                                     1,085,000         113
       585M   Wright State Univ. Gen. Receipts 5% 5/1/2023                                         618,637          64
       450M   Youngstown GO 6% 12/1/2031                                                           524,812          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,963,505       1,450
----------------------------------------------------------------------------------------------------------------------
              Oregon--.6%
       500M   Oregon State Dept. of Administrative Services
                COP 5.65% 5/1/2007*                                                                575,000          60
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.4%
      $390M   Allegheny County Port Auth. Spl. Rev.
                5 1/2% 3/1/2013                                                                   $450,938         $47
       525M   Erie GO 5 3/4% 5/15/2007*                                                            601,125          62
     1,195M   Pennridge Sch. Dist. GO 5% 2/15/2020                                               1,287,613         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,339,676         243
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.6%
       545M   Puerto Rico Indl. Tourist Edl. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        590,644          61
----------------------------------------------------------------------------------------------------------------------
              South Carolina--2.9%
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,073,750         112
     1,635M   Lugoff-Elgin Water Auth. Waterworks Sys. Rev.
                5% 5/1/2033                                                                      1,714,706         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,788,456         290
----------------------------------------------------------------------------------------------------------------------
              Texas--1.7%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      607,262          63
       400M   Harris County Toll Road GO Senior Lien
                Series "A" 6 1/2% 8/15/2013                                                        506,000          53
       500M   Midlothian Water District GO 5 3/8% 9/1/2016                                         559,376          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,672,638         174
----------------------------------------------------------------------------------------------------------------------
              Virginia--1.1%
     1,000M   SouthWest Regl. Jail Auth. Correctional Facs.
                5% 9/1/2035                                                                      1,050,000         109
----------------------------------------------------------------------------------------------------------------------
              Washington--1.2%
     1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                             1,196,275         124
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds
(cost $88,182,561)                                                                              93,506,002       9,712
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
      $600M   Lincoln County Wyoming Poll. Cntl. Rev.
                Adjustable Rate Note .98% ** (cost $600,000)                                      $600,000         $62
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $88,782,561)                               97.7%     94,106,002       9,774
Other Assets, Less Liabilities                                                         2.3       2,173,825         226
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $96,279,827     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.

Summary of Abbreviations:

COP  Certificate of Participation

GO   General Obligation


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--16.7%
              New York State Dormitory Authority Revenue:
                City University:
    $2,000M       5 3/4% 7/1/2012                                                               $2,287,500        $114
     5,955M       5 3/4% 7/1/2013                                                                7,146,000         356
     3,000M       6% 7/1/2020                                                                    3,716,250         185
     2,350M     Colgate University 6% 7/1/2021                                                   2,908,125         145
     1,500M     Educational Facility 5 1/4% 5/15/2021                                            1,711,875          85
     2,000M     Fordham University 5% 7/1/2016                                                   2,200,000         110
     1,610M     New York University 6% 7/1/2018                                                  2,006,463         100
     1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                        1,594,219          80
                Rochester Institute of Technology:
     2,715M       5 1/4% 7/1/2018                                                                3,017,043         150
     1,000M       5 1/4% 7/1/2021                                                                1,087,500          54
     1,000M   School Districts Financing Prog. Series "C"
                5 1/4% 4/1/2021                                                                  1,088,750          54
              Special Act School Districts Programs:
     1,375M     6% 7/1/2012                                                                      1,605,312          80
     1,460M     6% 7/1/2013                                                                      1,724,625          86
     1,320M   United Cerebral Palsy Affiliation 5 1/8% 7/1/2021                                  1,435,500          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,529,162       1,671
----------------------------------------------------------------------------------------------------------------------
              General Obligations--34.5%
              Buffalo:
                Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,275,487          64
     2,360M       5 3/8% 11/15/2017                                                              2,649,100         132
     2,620M       5 3/8% 11/15/2019                                                              2,931,125         146
                Series "D":
     1,040M       6% 12/1/2013                                                                   1,242,800          62
     1,000M       5 1/2% 12/15/2015                                                              1,150,000          57
     1,000M   Central Square Central School District 5% 5/15/2017                                1,101,250          55
              Eastport South Manor Central School District:
     1,250M     5% 6/15/2016                                                                     1,381,250          69
     1,315M     5% 6/15/2017                                                                     1,444,856          72
     1,385M     5% 6/15/2018                                                                     1,514,844          75
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $1,000M   Ilion Central School District Series "B"
                5 1/2% 6/15/2015                                                                $1,167,500         $58
              Nassau County:
     4,355M     5.7% 8/1/2004*                                                                   4,710,542         235
     3,845M     6 1/2% 11/1/2004*                                                                4,243,919         212
              New York City:
     1,000M     Series "A" 7 1/4% 3/15/2018                                                      1,167,500          58
     3,355M     Series "B1" 6.95% 8/15/2004*                                                     3,615,012         180
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,944,875         246
                Series "E":
     1,000M     6.2% 8/1/2008                                                                    1,171,250          58
     2,000M     5 3/4% 8/1/2018                                                                  2,307,500         115
     4,570M     5 3/4% 5/15/2024                                                                 5,226,937         261
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,793,750         139
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,328,569         166
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,307,900         115
     1,395M   North Syracuse Central School District Series "A"
                5% 6/15/2018                                                                     1,515,319          76
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,770,000         238
     1,000M   Red Hook Central School District 5 1/8% 6/15/2017                                  1,107,500          55
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,138,750          57
              Shenendehowa Central School District (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                      633,263          32
       610M       5% 1/1/2019                                                                      655,750          33
                Series "F":
       500M       5% 7/15/2018                                                                     543,750          27
       200M       5% 7/15/2019                                                                     215,750          11
              Yonkers, Series "A":
     1,345M     5 1/8% 7/1/2016                                                                  1,491,269          74
     1,900M     5 3/4% 10/1/2016                                                                 2,227,750         111
     1,410M     5 1/4% 7/1/2017                                                                  1,568,625          78
     1,480M     5 1/4% 7/1/2018                                                                  1,633,550          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                69,177,242        3448
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.6%
              New York State Medical Care Facs. Agency:
    $1,850M     Long Term Health Care 7 3/8% 11/1/2011                                          $1,858,825         $93
     4,915M     Mental Health Services Facilities 6 1/2% 8/15/2004*                              5,320,488         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,179,313         358
----------------------------------------------------------------------------------------------------------------------
              Housing--1.8%
     3,400M   New York State Housing Finance Agy.
                6.05% 5/1/2011                                                                   3,697,500         184
----------------------------------------------------------------------------------------------------------------------
              Transportation--16.9%
              Metropolitan Transit Authority of New York:
     2,000M     Commuter Facilities Series 6 1/8% 7/1/2004*                                      2,134,000         106
     2,500M     Transit Authority Revenue 5% 11/15/2020                                          2,675,000         133
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,973,656         148
              New York State Thruway Auth. Hwy. & Bridge
                Series "A":
     1,500M     6% 4/1/2015                                                                      1,771,875          88
     3,250M     5 1/4% 4/1/2017                                                                  3,619,688         180
     3,500M     5 1/4% 4/1/2018                                                                  3,880,625         194
     7,900M   Port Authority of New York & New Jersey
                125th Series 5% 10/15/2020                                                       8,541,875         426
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      8,297,250         414
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,893,969       1,689
----------------------------------------------------------------------------------------------------------------------
              Utilities--20.5%
     6,000M   Long Island Power Authority 5% 9/1/2028                                            6,285,000         313
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M     6% 6/15/2021                                                                     3,399,687         169
     5,000M     5 1/8% 6/15/2033                                                                 5,281,250         263
     7,000M     5 1/2% 6/15/2033                                                                 7,621,250         380
     8,000M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              9,100,000         454
     6,165M   Suffolk County Water Authority Rev. 6% 6/1/2017                                    7,667,719         382
     1,620M   Ulster County Resource Recovery Agy. Solid
                Waste Sys. Rev. 5 1/4% 3/1/2017                                                  1,806,300          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,161,206       2,051
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.5%
    $2,500M   Nassau County Interim Finance Auth.
                5 3/4% 11/15/2016                                                               $2,915,625        $145
     3,000M   New York City Transitional Financial Auth.
                5 1/4% 8/1/2020                                                                  3,288,750         164
       930M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                  1,190,400          59
     1,500M   Tobacco Settlement Financing Corp. 5 1/4% 6/1/2020                                 1,635,000          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,029,775         450
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $178,401,952)                                             197,668,167       9,851
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.1%
       100M   Puerto Rico Commonwealth Floater Certificates Govt.
                Dev. Bank Adjustable Rate Note .87% **
                (cost $100,000)                                                                    100,000           5
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $178,501,952)                              98.6%    197,768,167       9,856
Other Assets, Less Liabilities                                                         1.4       2,889,057         144
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $200,657,224     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.9%
              Certificates of Participation--7.9%
      $500M   Arizona State Municipal Financing Prog.
                5 3/8% 8/1/2030                                                                   $538,125        $210
     1,000M   Arizona State University 5% 7/1/2020                                               1,067,500         417
       400M   University of Arizona 5% 6/1/2020                                                    426,500         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,032,125         794
----------------------------------------------------------------------------------------------------------------------
              Education--8.8%
       500M   Arizona School Facilities Board Rev. 5 1/4% 7/1/2016                                 561,875         220
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    580,000         227
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,111,250         434
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,253,125         881
----------------------------------------------------------------------------------------------------------------------
              General Obligations--18.5%
              Maricopa County School District:
       215M     #11 (Peoria) 6.1% 7/1/2004*                                                        228,285          89
       250M     #11 (Peoria) 5 1/2% 7/1/2009*                                                      295,312         116
       185M     #11 (Peoria) 6.1% 7/1/2010                                                         195,210          76
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 893,750         349
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     644,438         252
     1,000M   Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                         1,111,250         434
                Pima County Unified School District:
       500M       #6 (Marana) 5 1/4% 7/1/2015                                                      560,625         219
       100M       #13 (Tanque Verde) 6.7% 7/1/2010                                                 107,094          42
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   210,842          82
              Yavapai County Elementary School District:
       230M     #6 (Cottonwood-Oak Creek) 6.7% 7/1/2004*                                           245,576          96
       215M     #28 (Camp Verde) 6% 7/1/2008                                                       228,773          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,721,155       1,845
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.1%
       650M   Maricopa County Ind. Dev. Auth. (Samaritan
                Hlth. Svcs.) 7% 12/1/2016                                                          863,688         337
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    699,000         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,562,688         610
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--.6%
      $150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                    $163,312         $64
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.4%
       385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                 410,410         160
       400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                    453,000         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                   863,410         337
----------------------------------------------------------------------------------------------------------------------
              Utilities--29.9%
       100M   Chandler Water & Sewer Rev. 7 1/4% 7/1/2013                                          133,375          52
       225M   Gilbert Water & Sewer Rev. 6 1/2% 7/1/2012                                           238,302          93
              Mesa Utility Systems Revenue:
       350M     6 1/8% 7/1/2007*                                                                   410,813         161
       500M     5 3/4% 7/1/2015                                                                    607,500         237
              Phoenix Arizona Civic Impt. Corp. Water
                System Revenue:
       250M       5 1/4% 7/1/2016                                                                  292,500         114
     1,000M       5% 7/1/2018                                                                    1,081,250         422
       500M       5 1/2% 7/1/2020                                                                  559,375         219
       500M   Phoenix Arizona Civic Wastewater Rev. 5 3/8% 7/1/2015                                566,250         221
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               849,375         332
       250M   Puerto Rico Electric Power Auth. Rev. 5 1/8% 7/1/2026                                267,187         104
     1,000M   Salt River Project Arizona Agric. Impt. & Pwr. Dist.
                Elec. Sys. Rev. 5% 1/1/2025                                                      1,051,250         411
              Tucson Water Revenue:
       150M     8% 7/1/2013                                                                        208,687          82
       250M     5% 7/1/2014                                                                        284,375         111
       500M     5.3% 7/1/2016                                                                      547,500         214
       500M   Virgin Islands Water & Power Auth. Elec. Sys.
                Rev. 5% 7/1/2019                                                                   545,000         213
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,642,739       2,986
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.7%
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                            327,875         128
       500M   Glendale Arizona Municipal Property Corp.
                5% 7/1/2033                                                                        523,750         205
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    293,438         115
     1,000M   Maricopa County Arizona Pollution Control
                5.05% 5/1/2029                                                                   1,045,000         408
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  573,125         224
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $750M   Maricopa County Stadium District Rev.
                5 3/8% 6/1/2017                                                                   $845,625        $330
     1,000M   Phoenix Arizona Civic Impt. Corp. Excise
                Tax-Solid Waste 5% 7/1/2022                                                      1,060,000         414
       400M   Sierra Vista Municipal Property Corp.
                Muni. Facs. Rev. 6% 1/1/2011                                                       429,000         168
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2014                                                                    449,500         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,547,313       2,168
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,779,544)                                     96.9%     24,785,867       9,685
Other Assets, Less Liabilities                                                         3.1         806,286         315
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,592,153     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Certificates of Participation--6.2%
      $500M   Castaic Lake Water Agency Water Sys. Impt.
                Proj. 7% 8/1/2012                                                                 $641,875        $206
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        825,937         264
       450M   San Joaquin County Rev. Solid Waste Sys. Facs.
                Proj. 5% 4/1/2022                                                                  475,875         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,943,687         622
----------------------------------------------------------------------------------------------------------------------
              Education--3.4%
     1,000M   California Edl. Facs. Auth. Rev. (Univ. of Redlands)
                5% 6/1/2028                                                                      1,047,500         335
----------------------------------------------------------------------------------------------------------------------
              General Obligations--25.8%
       410M   Berryessa Unified School District Series "C"
                5% 8/1/2021                                                                        434,600         139
       585M   Centralia School District Series "A" 5% 8/1/2024                                     615,713         197
     1,000M   Chaffey Community College District 5 1/4% 7/1/2022                                 1,087,500         348
       500M   Fontana School District 5 3/4% 5/1/2022                                              565,000         181
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    809,250         259
       750M   Natomas Unified School District 5.95% 9/1/2021                                       908,437         290
       500M   Porterville Unified School Facs. Impt. District
                Series "A" 5% 8/1/2022                                                             529,375         169
     1,450M   San Bernardino City Unified School District
                Series "C" 5% 8/1/2019                                                           1,558,750         499
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        925,313         296
       500M     7.2% 2/1/2016                                                                      648,750         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,082,688       2,585
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.4%
     1,000M   California Health Facilities Financing Auth. Rev.
                (Lucile Salter Packard Hospital) 5% 8/15/2025                                    1,046,250         335
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.1%
     1,000M   Port Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                                                 1,100,000         352
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                                               820,750         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,920,750         614
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--22.3%
    $1,000M   California State Dept. Water Central Proj.
                Series "Z" 5% 12/1/2019                                                         $1,071,250        $343
     1,500M   California State Dept. Water Pwr. Supply Rev.
                5 3/8% 5/1/2018                                                                  1,653,750         529
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    313,437         100
       700M   Puerto Rico Electric Power Auth. Rev.
                5 3/8% 7/1/2017                                                                    796,250         255
       800M   Redding Joint Powers Financing Auth. Wtr.
                Rev. Series "A" 5% 6/1/2021                                                        851,000         272
     1,210M   San Juan Basin Auth. Rev. (Ground Wtr.
                Rec. Proj.) 5 1/4% 12/1/2017                                                     1,359,738         435
       750M   South Gate Public Financing Auth. Wtr.
                Rev. Series "A" 6% 10/1/2012                                                       913,125         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,958,550       2,226
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--31.8%
       500M   Barstow Redevelopment Agy. 7% 9/1/2014                                               658,125         211
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,206,250         386
       505M   Long Beach Board Financing Auth. Tax Alloc. Rev.
                (North Long Beach Redev. Proj.) 5% 8/1/2022                                        532,775         170
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,231,250         394
     1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,096,250         351
     1,000M   San Francisco Bay Area Rapid Tran. District Sales
                Tax Rev. 5% 7/1/2026                                                             1,041,250         333
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     536,140         171
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              616,250         197
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                                    895,125         286
       500M   Santa Ana Financing Auth. Lease Rev.
                6 1/4% 7/1/2015                                                                    625,000         200
     1,365M   Shasta Joint Powers Financing Auth. Lease Rev.
                (County Admin. Building Proj.) 5 1/4% 4/1/2019                                   1,510,031         483
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,948,446       3,182
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,158,651)                                               30,947,871       9,899
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
      $200M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Notes .87% *
                (cost $200,000)                                                                   $200,000         $64
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $28,358,651)                               99.6%     31,147,871       9,963
Other Assets, Less Liabilities                                                          .4         117,177          37
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $31,265,048     $10,000
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--16.4%
      $225M   Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Auraria Foundation Proj.) 6% 9/1/2005*                                           $247,500        $179
       200M   Colorado School of Mines Auxiliary Facilities Rev.
                5 1/4% 12/1/2020                                                                   220,000         159
     1,000M   Colorado St. Colleges Board of Trustees Auxiliary
                Rev. Series "B" 5% 5/15/2022                                                     1,058,750         766
       325M   University of Colorado Enterprise Rev. Series "A"
                5% 6/1/2019                                                                        348,563         252
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 394,187         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,269,000       1,641
----------------------------------------------------------------------------------------------------------------------
              General Obligations--32.8%
       250M   Adams & Arapahoe Counties Jnt. School
              District #28J Aurora Series "A" 5% 12/1/2022                                         265,313         192
       200M   Arapahoe County Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   232,500         168
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       164,812         119
       500M   Boulder Larimer & Weld Counties St. Vrain Valley
                School District #RE 1, 5% 12/15/2021                                               532,500         385
              Clear Creek School District #RE 1:
       200M     6 1/4% 12/1/2010*                                                                  246,750         179
       500M     5% 12/1/2018                                                                       541,875         392
       200M   Douglas County School District #RE 1 Series "B"
                5 3/4% 12/15/2019                                                                  232,500         168
       150M   Eagle Garfield & Routt Counties School
                District #RE 50J 6.3% 12/1/2004*                                                   164,438         119
              El Paso County School District:
       350M     #2, (Harrison) 5 1/2% 12/1/2018                                                    396,375         287
       250M     #20, 5 1/4% 12/15/2017                                                             280,937         203
       200M     #49, (Falcon) 5 1/2% 12/1/2013                                                     239,250         173
       350M     #49, (Falcon) 5 3/4% 12/1/2015                                                     413,000         299
       150M   Garfield Pitkin & Eagle Counties School
                District #RE 1, 6.6% 6/15/2004*                                                    159,630         115
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     287,188         208
       250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                  270,937         196
       100M   Yuma Hospital District 6.4% 11/1/2004*                                               108,250          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,536,255       3,281
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.4%
              Colorado Health Facilities Authority:
      $200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                        $223,750        $162
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                122,375          89
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         278,125         201
       350M   Denver City & County Mental Health Corp.
                Series "A" 5 1/2% 7/15/2015                                                        401,625         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,025,875         742
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
       100M   Arapahoe County Capital Impt. Hwy. Rev. (E-470)
                6.05% 8/31/2005*                                                                   113,000          82
       200M   Colorado Dept. Trans. Rev. Antic. Notes Series "A"
                6% 6/15/2010*                                                                      241,750         175
              Denver City & County Airport Revenue:
       255M     5 1/2% 11/15/2016                                                                  284,006         206
       250M     5 3/4% 11/15/2020                                                                  279,375         202
----------------------------------------------------------------------------------------------------------------------
                                                                                                   918,131         665
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.9%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            231,500         167
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   224,750         163
              Colorado Water Resources & Power Dev. Authority:
                Small Water Resources Rev. Series "A":
       200M       5 3/4% 11/1/2017                                                                 233,250         169
       250M       5 1/4% 11/1/2021                                                                 272,813         197
       400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                452,000         327
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                      238,250         172
       150M   Westminster Water & Wastewater Util. Enterprise Rev.
                6% 12/1/2004*                                                                      160,875         116
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                  107,375          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,920,813       1,389
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.0%
       250M   Broomfield Certificate of Participation Open Space
                5 1/2% 12/1/2020                                                                   277,187         201
       400M   Denver Convention Center Hotel Auth. Rev.
                5% 12/1/2033                                                                       413,000         299
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         280,000         203
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                226,750         164
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Larimer County Sales & Use Tax Revenue:
      $280M     5 1/4% 12/15/2016                                                                 $317,800        $230
       400M     5 1/2% 12/15/2018                                                                  459,500         332
       100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                    102,883          74
       250M   Thornton County Sales & Use Tax Rev.
                5 1/4% 9/1/2015                                                                    282,188         204
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    541,875         392
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,901,183       2,099
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,523,952)                                     98.2%     13,571,257       9,817
Other Assets, Less Liabilities                                                         1.8         253,323         183
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,824,580     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Education--17.8%
              Connecticut State Health & Educational
                Facilities Authority Revenue:
    $1,000M     Brunswick Sch. Series "B" 5% 7/1/2033                                           $1,055,000        $273
       725M     Choate Rosemary Hall 6.8% 7/1/2004*                                                774,815         200
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,150,000         298
       500M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2004*                                   532,880         138
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,071,960         277
              University of Connecticut:
       400M     5.4% 3/1/2016                                                                      447,000         116
     1,100M     5 1/8% 2/15/2021                                                                 1,183,875         306
       600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                  657,750         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,873,280       1,778
----------------------------------------------------------------------------------------------------------------------
              General Obligations--43.8%
       500M   Branford 5% 5/15/2014                                                                563,750         146
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       917,813         237
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,106,250         286
       450M     Series "C" 5 3/8% 8/15/2019                                                        493,312         128
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        568,125         147
       250M     Series "A" 5 3/8% 4/15/2016                                                        282,500          73
       500M     Series "B" 5 3/4% 11/1/2009*                                                       600,625         155
       690M     Series "E" 6% 3/15/2012                                                            836,625         216
     1,020M     Series "F" 5% 10/15/2021                                                         1,086,300         281
       635M   East Haven 5% 9/1/2015                                                               724,694         187
       800M   New Britain 6% 3/1/2012                                                              974,000         252
              New Haven:
       985M     6% 11/1/2009*                                                                    1,196,775         310
       500M     5 1/4% 11/1/2013                                                                   570,000         148
       400M     5% 11/1/2017                                                                       442,500         115
     1,000M     5% 11/1/2020                                                                     1,080,000         279
     1,500M   Puerto Rico Commonwealth 5 1/8% 7/1/2030                                           1,582,500         409
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   741,812         192
       330M   Southington 6.55% 4/1/2012                                                           337,263          87
     1,250M   Waterbury 5% 4/1/2021                                                              1,331,250         344
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $150M   Westbrook 6.4% 3/15/2010                                                            $183,000         $47
     1,200M   Westport 5% 8/15/2019                                                              1,323,000         342
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,942,094       4,381
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.0%
              Connecticut State Health & Educational
                Facilities Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                                464,675         120
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      445,500         115
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       744,261         193
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    541,875         140
              Village Families & Children Series "A":
       370M     5% 7/1/2015                                                                        411,163         106
       385M     5% 7/1/2016                                                                        423,500         110
       405M     5% 7/1/2017                                                                        444,487         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,475,461         899
----------------------------------------------------------------------------------------------------------------------
              Housing--3.5%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      810,938         210
       500M     5.85% 6/15/2030                                                                    536,250         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,347,188         349
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.7%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       250M       6 1/8% 9/1/2012                                                                  304,063          78
       250M       5 3/8% 10/1/2014                                                                 286,250          74
       500M       5 3/8% 7/1/2019                                                                  555,625         144
     1,000M       5% 12/1/2021                                                                   1,070,000         277
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,215,938         573
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.7%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    853,125         221
       250M     5 1/4% 7/1/2022                                                                    273,124          71
     1,000M     5 1/8% 7/1/2026                                                                  1,068,750         276
       250M     5 1/4% 7/1/2029                                                                    271,563          70
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              South Central Connecticut Regional Water Authority:
      $500M     6 1/8% 8/1/2004*                                                                  $533,185        $138
       500M     5 1/4% 8/1/2014                                                                    573,125         148
     1,250M     5% 8/1/2024                                                                      1,326,563         343
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,899,435       1,267
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.4%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                   580,866         150
       250M   Connecticut State Special Assessment 5 1/4% 1/1/2011*                                290,312          75
       415M   New Haven Air Rights Parking Facs. Rev.
                5 3/8% 12/1/2015                                                                   491,256         127
     1,000M   Puerto Rico Public Finance Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2018                                               1,132,500         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,494,934         644
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,334,628)                                     98.9%     38,248,330       9,891
Other Assets, Less Liabilities                                                         1.1         420,001         109
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,668,331     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--2.6%
    $1,000M   Miami-Dade County School Board District
                5% 8/1/2029                                                                     $1,050,000        $256
----------------------------------------------------------------------------------------------------------------------
              General Obligations--8.0%
     1,325M   Miami-Dade County School District 5 3/8% 8/1/2015                                  1,556,875         380
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,110,000         270
       500M   North Springs Improvement District 7% 10/1/2009                                      627,500         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,294,375         803
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.7%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,118,750         273
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        812,812         198
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,931,562         471
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.0%
       500M   Dade County Aviation Rev. Series "A"
                6% 10/1/2010                                                                       554,375         135
     1,000M   Miami-Dade County Aviation Rev.
                (Miami Int'l. Airport) 5.35% 10/1/2013                                           1,126,250         274
     1,000M   Miami-Dade County Expressway Auth. Toll Sys.
                Rev. 6% 7/1/2014                                                                 1,196,250         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,876,875         701
----------------------------------------------------------------------------------------------------------------------
              Utilities--28.4%
     1,000M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         1,166,250         284
     1,000M   Escambia County Utilities Auth. Sys. Rev.
                6 1/4% 1/1/2015                                                                  1,250,000         305
     1,000M   Florida State Municipal Power Agy. Rev.
                5 1/2% 10/1/2019                                                                 1,130,000         275
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,855,669         452
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,075,000         262
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,248,650         304
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,238,750         302
     1,025M   Polk County Utility System Rev. 5% 10/1/2024                                       1,085,219         265
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,000M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                              $1,093,750        $267
       480M   West Melbourne Water & Sewer Rev. 6 3/4% 10/1/2014                                   516,000         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,659,288       2,842
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--46.7%
     1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                 1,519,725         371
     1,000M   Escambia County Sales Tax Rev. 5 1/4% 10/1/2018                                    1,112,500         271
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,381,850         337
     1,715M     5 1/4% 11/1/2019                                                                 1,897,219         463
     1,000M     5 3/8% 11/1/2025                                                                 1,080,000         263
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,304,412         318
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,090,000         266
     1,000M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2015                                                                 1,101,250         269
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,252,500         549
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,146,250         279
     1,000M     5 1/2% 10/1/2018                                                                 1,137,500         277
              Pasco County Sales Tax Revenue:
     1,000M     5% 12/1/2020                                                                     1,076,250         262
       750M     5% 12/1/2033                                                                       789,375         192
     1,000M   Port St. Lucie Sales Tax Rev. 5% 9/1/2022                                          1,060,000         258
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,206,250         294
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,155,081       4,669
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,253,363)                                               39,967,181       9,742
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
      $400M   University Athletic Assoc. Adjustable Rate Note
                .85% ** (cost $400,000)                                                           $400,000         $98
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $36,653,363)                               98.4%     40,367,181       9,840
Other Assets, Less Liabilities                                                         1.6         656,161         160
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $41,023,342     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.1%
              Education--12.3%
      $250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                  $271,875        $263
       200M   Bulloch County Dev. Auth. Student Hsg. Rev.
                (Georgia Southern Univ. Proj.) 5% 8/1/2021                                         212,000         205
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      399,438         387
       250M     Morehouse College 6 1/4% 12/1/2021                                                 298,750         290
        80M   Private Colleges & Universities Facilities Auth.
                (Spelman Univ. Proj.) 6% 6/1/2009                                                   84,792          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,266,855       1,227
----------------------------------------------------------------------------------------------------------------------
              General Obligations--11.2%
       255M   Atlanta 5 3/8% 12/1/2018                                                             281,137         272
       400M   Cherokee County School District 5% 8/1/2017                                          439,000         425
       100M   Hall County School District 6.7% 12/1/2004*                                          110,125         107
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      109,625         106
       100M   Peach County School District 6.4% 2/1/2005*                                          110,000         107
       100M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             106,500         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,156,387       1,120
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.7%
       500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                      538,750         522
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    135,469         131
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     433,000         420
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,107,219       1,073
----------------------------------------------------------------------------------------------------------------------
              Housing--1.5%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  158,437         153
----------------------------------------------------------------------------------------------------------------------
              Utilities--45.8%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     281,119         272
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          320,981         311
       250M   Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                  305,000         295
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   305,625         296
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     310,312         301
       235M   Gainsville Water & Sewer Rev. 5 1/4% 11/15/2015                                      266,138         258
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
       $80M       6.8% 11/1/2009                                                                   $87,100         $84
       250M       5 1/2% 11/1/2012                                                                 288,438         279
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             111,000         108
       250M   Glynn County Water & Sewer Rev. 5% 4/1/2023                                          263,438         255
       345M   Griffin County Combined Pub. Utility Rev.
                5% 1/1/2021                                                                        370,013         358
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       436,500         423
       250M   Milledgeville Water & Sewer Rev. 6% 12/1/2021                                        307,187         298
       200M   Newnan Water Sewer & Light Comm. Pub. Utils.
                Rev. 5% 1/1/2015                                                                   222,750         216
              Puerto Rico Electric Power Authority Revenue:
       400M     5 3/8% 7/1/2017                                                                    455,000         441
       250M     5 1/8% 7/1/2026                                                                    267,187         259
       100M   St. Mary's Water & Sewer Rev. 6 1/8% 7/1/2018                                        126,000         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,723,788       4,576
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--17.6%
        80M   Appling County Dev. Auth. Poll. Cntl. Rev.
                7.1% 1/1/2014                                                                       83,017          80
       250M   Atlanta & Fulton Counties Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                   280,000         271
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design
                Ctr. Proj.) Series "A" 5 3/8% 1/1/2019                                             331,500         321
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth.
                Rev. 5 1/2% 10/1/2018                                                              595,625         577
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2026                                                                    285,625         277
       200M   Fayette County Public Facs. Auth. Rev.
                (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                                           245,500         238
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,821,267       1,764
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,216,320)                                      99.1%     10,233,953       9,913
Other Assets, Less Liabilities                                                          .9          89,667          87
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,323,620     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--2.4%
      $750M   Baltimore Brd. of Ed. Admin. Proj. 5.8% 4/1/2011                                    $882,188        $243
----------------------------------------------------------------------------------------------------------------------
              Education--12.2%
       750M   Baltimore Brd. Sch. Commrs. Sch. Sys. Rev.
                5% 5/1/2015                                                                        837,187         230
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            837,187         230
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M     6.05% 7/1/2015                                                                     625,000         172
       500M     5% 7/1/2020                                                                        540,000         149
       200M     6.1% 7/1/2020                                                                      251,750          69
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                859,687         237
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               475,150         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,425,961       1,218
----------------------------------------------------------------------------------------------------------------------
              General Obligations--35.2%
     1,475M   Anne Arundel 5 3/8% 3/1/2015                                                       1,690,719         465
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     389,375         107
     1,000M   Baltimore County Metropolitan District #68,
                5% 8/1/2019                                                                      1,082,500         298
              Baltimore, Maryland:
       250M     5 5/8% 10/15/2006*                                                                 287,188          79
       700M     5 1/2% 10/15/2015                                                                  839,125         231
        90M   Chesapeake Beach 6 1/2% 5/1/2012                                                      90,377          25
       100M   Frederick, Maryland 6 1/8% 10/1/2004*                                                108,500          30
     1,000M   Maryland State 5 1/2% 8/1/2010                                                     1,178,750         324
     1,000M   Ocean City 5% 3/1/2021                                                             1,070,000         294
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,148,750         316
       650M   Puerto Rico Commonwealth Series "A" 6 1/4% 7/1/2013                                  814,937         224
     1,050M   Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017                               1,198,313         330
       425M   Queen Annes County School & Public Facilities
                5 1/4% 1/15/2014                                                                   478,125         132
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,080,000         297
       325M   Washington County Pub. Impt. 5.8% 1/1/2005*                                          353,437          97
       350M   Wicomico County 5 1/2% 12/1/2016                                                     402,500         111
       500M   Worcester County 5 5/8% 3/1/2014                                                     581,250         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,793,846       3,520
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.1%
      $500M   Maryland State Health & Higher Edl. Facs.
                (Maryland General Hosp.) 6 1/8% 7/1/2014                                          $531,615        $146
       150M   Maryland State Indl. Dev. Fin. Auth.
                (Holy Cross Hlth. Sys.) 5.7% 12/1/2010                                             175,688          48
       325M   Puerto Rico Indl. Tourist Edl. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        352,219          97
       350M   Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    439,687         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,499,209         412
----------------------------------------------------------------------------------------------------------------------
              Housing--4.8%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        260,795          72
              Maryland State Community Admin. Dept. Hsg. &
                Community Development:
       345M       7% 4/1/2014                                                                      354,594          98
       510M       5 7/8% 7/1/2016                                                                  544,425         150
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        542,500         149
        30M   Montgomery County Single-Family Mortgage Rev.
                6 1/2% 7/1/2011                                                                     30,000           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,732,314         477
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.8%
              Puerto Rico Commonwealth Hwy. &
                Trans. Auth. Revenue:
     1,275M     6 1/4% 7/1/2014                                                                  1,604,906         441
     1,425M     5 1/4% 7/1/2019                                                                  1,587,094         437
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,192,000         878
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.8%
              Baltimore Wastewater Utilities Revenue:
       500M     5 1/2% 7/1/2010*                                                                   587,500         162
       200M     6% 7/1/2015                                                                        248,250          68
     1,090M     5% 7/1/2020                                                                      1,174,475         323
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       265,375          73
       250M     5.8% 7/1/2012*                                                                     302,813          84
     1,000M     5% 7/1/2033                                                                      1,055,000         290
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Puerto Rico Electric Power Auth. Revenue:
    $1,390M     5 3/8% 7/1/2017                                                                 $1,581,125        $435
     1,500M     5 1/4% 7/1/2029                                                                  1,629,375         448
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,843,913       1,883
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.7%
              Baltimore Convention Center:
       250M     6.1% 9/1/2004*                                                                     265,000          73
       250M     5 1/2% 9/1/2014                                                                    285,000          78
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        270,625          75
     1,000M   Montgomery County Solid Waste System Rev.
                5% 6/1/2012                                                                      1,133,750         312
     1,000M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2021                               1,090,000         300
     1,025M   Puerto Rico Public Finance Corp. Comwlth.
                Approp. Series "A" 5 3/8% 6/1/2015                                               1,212,063         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,256,438       1,171
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,702,196)                                     98.0%     35,625,869       9,802
Other Assets, Less Liabilities                                                         2.0         719,931         198
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,345,800     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--11.0%
    $1,000M   Massachusetts Health & Educational Facilities Auth.
                (Simmons College) Series "F" 5% 10/1/2033                                       $1,048,750        $335
     1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/4% 5/1/2021                                                                  1,082,500         345
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,308,750         417
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,440,000       1,097
----------------------------------------------------------------------------------------------------------------------
              General Obligations--49.2%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,110,000         354
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,108,750         353
       150M   Massachusetts Series "B" 7% 7/1/2009                                                 185,625          59
     1,000M   Massachusetts State Construction Loan Series "E"
                5 3/8% 1/1/2017                                                                  1,120,000         357
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,202,850         384
     1,000M   Puerto Rico Commonwealth Hwy. & Trans.
                Series "A" 5% 7/1/2032                                                           1,050,000         335
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,316,700         420
                Springfield:
     1,000M       6% 10/1/2015                                                                   1,193,750         381
     1,000M       5 3/8% 8/1/2017                                                                1,118,750         357
     1,000M       5 1/4% 1/15/2023                                                               1,076,250         343
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,091,250         348
     1,370M   Westfield 5 1/2% 12/15/2017                                                        1,580,638         504
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,145,300         365
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,141,250         364
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,441,113       4,924
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.3%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,101,250         351
       750M   Massachusetts General Hospital Series "F"
                6 1/4% 7/1/2012                                                                    887,812         283
              Massachusetts Health & Educational Facilities
                Auth. Capital Asset Program:
       145M     7.35% 8/1/2008                                                                     145,249          46
       105M     7.2% 7/1/2009                                                                      105,335          34
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,603,125         511
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,842,771       1,225
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.6%
      $480M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                     $511,800        $163
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.6%
     1,000M   Massachusetts State Port Auth. Rev. Series "A"
                5 3/4% 7/1/2012                                                                  1,186,250         378
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,181,250         377
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,367,500         755
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.2%
     1,035M   Boston Water & Sewer Commission Rev.
                5 3/4% 11/1/2013                                                                 1,247,175         398
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,629,600         520
       600M   South Essex Sewer District Series "B" 6 3/4% 6/1/2004*                               643,964         205
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,520,739       1,123
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.3%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,091,250         348
       500M   Massachusetts Development Fin. Agy. Res. Recovery
                Rev. (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                      577,500         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,668,750         532
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,877,070)                                               30,792,673       9,819
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       100M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note .87% **
                (cost $100,000)                                                                    100,000          32
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $27,977,070)                               98.5%     30,892,673       9,851
Other Assets, Less Liabilities                                                         1.5         467,070         149
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $31,359,743     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--2.4%
    $1,000M   Western University Revenue 5% 11/15/2020                                          $1,075,000        $243
----------------------------------------------------------------------------------------------------------------------
              General Obligations--55.3%
     1,000M   Detroit City School District 5 1/4% 5/1/2016                                       1,165,000         264
     1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                 2,049,750         464
     1,000M   Godwin Heights Public School District
                5 5/8% 5/1/2015                                                                  1,147,500         260
     1,000M   Grand Blanc Community School District
                5 5/8% 5/1/2015                                                                  1,162,500         263
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                                1,077,670         244
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,212,900         274
     1,000M   Gull Lake Community School District Zero
                Coupon 5/1/2013                                                                    691,250         156
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,789,594         405
     1,000M   Lake Orion Community School District
                7% 5/1/2005*                                                                     1,113,750         252
     1,325M   Lansing Community College Building & Site
                5% 5/1/2021                                                                      1,407,812         318
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,162,500         263
     1,000M   Michigan State Environmental Protection Prog.
                6 1/4% 11/1/2012                                                                 1,215,000         275
     1,000M   Montrose Township School District
                6.2% 5/1/2017                                                                    1,265,000         286
     1,200M   Newaygo Public School 5 3/4% 5/1/2018                                              1,380,000         312
     1,000M   Plainwell Community School District
                5 1/2% 5/1/2019                                                                  1,133,750         257
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                                   1,115,000         252
     1,500M   Puerto Rico Municipal Finance Agency
                5 3/4% 8/1/2013                                                                  1,764,375         399
       380M   Saline Building Authority 7.1% 7/1/2009                                              394,368          89
       500M   Waterford Township School District 6 1/4% 6/1/2004*                                  529,410         120
     1,485M   West Ottawa Public School District 5 3/8% 5/1/2019                                 1,646,494         372
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,423,623       5,525
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.2%
              Michigan State Hospital Finance Authority Revenue:
    $1,000M     Ascension Health Credit 5 3/4% 11/15/2009*                                      $1,202,500        $272
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,143,750         259
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,034,960         234
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,128,750         255
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,509,960       1,020
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.5%
     1,000M   Wayne Charter County Airport Rev. Series "C"
                5 3/8% 12/1/2016                                                                 1,117,500         253
----------------------------------------------------------------------------------------------------------------------
              Utilities--24.4%
              Detroit Water Supply System Revenue:
     1,750M     5 1/2% 7/1/2014                                                                  1,997,188         452
     1,275M     6 1/2% 7/1/2015                                                                  1,639,969         371
     1,000M   Kalamazoo Water Revenue 6% 9/1/2005*                                               1,110,000         251
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,750M     6.95% 5/1/2011                                                                   2,211,562         500
     1,000M     7% 5/1/2021                                                                      1,332,500         302
     1,695M   Michigan State Trunk Line 5 1/4% 10/1/2021                                         1,841,194         417
       500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                                669,375         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,801,788       2,444
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.7%
              Michigan Municipal Bond Authority Revenue:
       530M     6.55% 11/1/2008                                                                    575,712         130
     1,000M     6 1/8% 5/1/2014                                                                  1,057,720         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,633,432         369
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,669,342)                                     98.5%     43,561,303       9,854
Other Assets, Less Liabilities                                                         1.5         644,816         146
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $44,206,119     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Certificates of Participation--3.8%
      $400M   Minneapolis Special School District #001,
                5.9% 2/1/2006*                                                                    $444,500        $308
       100M   Woodbury Series "A" 5% 2/1/2014                                                      110,125          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                   554,625         384
----------------------------------------------------------------------------------------------------------------------
              Education--3.3%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              483,500         335
----------------------------------------------------------------------------------------------------------------------
              General Obligations--49.4%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        467,000         323
       325M   Bloomington Ind. School District #271,
                5 1/8% 2/1/2015                                                                    364,406         252
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      229,000         159
              Eagan Recreational Facilities Series "A":
       480M     5% 2/1/2015                                                                        532,200         368
       250M     5% 2/1/2016                                                                        274,062         190
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 444,000         307
       285M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2012                                                                    314,212         217
       500M   Lake Superior Ind. School District #381, 5% 4/1/2019                                 539,375         373
       280M   Lakeville 5 1/2% 2/1/2011                                                            304,500         211
       405M   Lino Lakes 5.7% 2/1/2012                                                             451,069         312
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     282,425         196
       250M   Minnesota State 5% 8/1/2017                                                          273,437         189
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     435,000         301
       350M   North St. Paul Maplewood Ind. School
                District #622, 7.1% 2/1/2005*                                                      381,938         264
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        274,063         190
       250M     5 1/8% 2/1/2018                                                                    272,813         189
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    284,375         197
       400M     5% 2/1/2017                                                                        438,000         303
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        573,119         397
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,134,994       4,938
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.3%
      $200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                 $239,750        $166
       500M   Minneapolis Health Care Sys. Rev. (Fairview
                Hlth. Svcs.) 5 1/2% 5/15/2017                                                      568,125         393
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               392,437         271
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  581,875         403
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,782,187       1,233
----------------------------------------------------------------------------------------------------------------------
              Housing--9.0%
              Minnesota State Housing Finance Authority:
       460M     Rental Housing Revenue 5.9% 8/1/2015                                               480,125         332
                Single-Family Mortgage Revenue:
        90M       6.4% 1/1/2015                                                                     92,601          64
       205M       6% 1/1/2018                                                                      222,425         154
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                433,000         300
        65M   St. Paul Housing & Redev. Auth. Multi-Family Hsg. Rev.
                (Como Lake Proj.) 7 1/2% 3/1/2026
                (Defaulted) (Note 1A)                                                               65,159          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,293,310         895
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.0%
       700M   Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "A" 5% 1/1/2028                                                725,375         502
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.7%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                5.4% 1/1/2016                                                                      449,500         311
       210M   Southern Minnesota Municipal Pwr. Agy. Pwr.
                Supply Sys. 5 3/4% 1/1/2018                                                        216,136         150
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    358,719         248
       500M     5 1/2% 1/1/2015                                                                    571,250         395
       500M     5% 1/1/2030                                                                        521,250         361
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,116,855       1,465
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,930,626)                                               14,090,846       9,752
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.8%
              Adjustable Rate Notes**
      $300M   Cohasset Revenue (Minnesota Power &
                Light Co.) 1%                                                                     $300,000        $208
       100M   Minnesota State Higher Edl. Facs. Auth. Rev.
                (St. Olaf College) 1%                                                              100,000          69
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $400,000)                                   400,000         277
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,330,626)                              100.3%     14,490,846      10,029
Excess of Liabilities Over Other Assets                                                (.3)        (42,097)        (29)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $14,448,749     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.1%
              Education--4.6%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $143,125        $137
       150M   Missouri Southern State College Rev. Aux. Ent.
                Sys. 5.3% 4/1/2015                                                                 169,125         162
       150M   Missouri State Health & Educ. Facs. Auth.
                (Webster University) 5 1/2% 4/1/2018                                               168,188         161
----------------------------------------------------------------------------------------------------------------------
                                                                                                   480,438         460
----------------------------------------------------------------------------------------------------------------------
              General Obligations--33.6%
       100M   Belton School District #124, 6% 3/1/2018                                             116,500         111
       400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               456,000         437
       350M   Clay County Pub. School District #53, 5% 3/1/2017                                    382,812         367
              Greene County Reorg. School District #8:
       200M     5 1/4% 3/1/2018                                                                    222,250         213
       250M     5 1/4% 3/1/2019                                                                    275,938         264
       300M   Jackson County Reorg. School District #7,
                5 1/4% 3/1/2020                                                                    329,250         315
       100M   Jefferson County School District #6, 6% 3/1/2014                                     117,625         113
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    166,312         159
       400M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    444,000         425
       125M   St. Joseph's School District 5 3/4% 3/1/2019                                         144,063         138
       125M   St. Louis County Pattonville School District #3,
                5 3/4% 3/1/2017                                                                    145,000         139
       150M   St. Louis School District 5 3/8% 4/1/2017                                            167,250         160
       250M   Taney County School District #R-V 5% 3/1/2022                                        265,000         254
       250M   Washington School District 5% 3/1/2015                                               277,813         266
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,509,813       3,361
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.5%
       400M   Jackson County Special Obligation Truman
                Medical Center 5% 12/1/2022                                                        424,000         406
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System Series "A" 6 3/4% 5/15/2011                                      176,050         168
        90M     Health Midwest 6.1% 6/1/2011                                                        96,064          92
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                     86,700          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                   782,814         749
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.0%
       $90M   Missouri State Housing Dev. Comm.
                (Ecumenical Hsg.) 5.8% 3/1/2006*                                                  $100,125         $96
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.1%
       400M   Bi-State Dev. Agency Met. District Metrolink
                Cross Cnty. Proj. Series "B" 5 1/4% 10/1/2019                                      444,000         425
       250M   Kansas City Airport Revenue Series "B"
                5 1/4% 9/1/2016                                                                    277,500         266
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    162,562         156
       255M     5.3% 7/1/2021                                                                      272,850         261
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,156,912       1,108
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.3%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   284,063         272
        80M   Liberty Sewer System Rev. 6.15% 2/1/2015                                              93,800          90
              Missouri State Environmental Impt. & Energy
                Res. Auth. Water Pollution Control:
       250M     5 1/2% 7/1/2014                                                                    295,625         283
       150M     5.4% 7/1/2018                                                                      168,187         161
       250M   Puerto Rico Electric Power Authority Rev.
                5 3/8% 7/1/2017                                                                    284,375         272
       150M   St. Louis Water and Sewer Rev. 6% 7/1/2004*                                          160,608         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,286,658       1,232
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--25.0%
       100M   Clay County Public Building Auth. Leasehold
                Rev. 5 1/8% 5/15/2014                                                              108,875         104
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             270,312         259
              Missouri State Board Public Buildings Series "A":
       250M     5% 5/1/2021                                                                        265,313         254
       400M     5% 5/1/2025                                                                        420,000         402
       125M   Missouri State Development Finance Board
                6% 4/1/2014                                                                        147,344         141
       300M   Springfield Center City Development Corp.
                Leasehold Rev. (Jordan Valley Park Exposition
                Cntr.) Series "A" 5% 6/1/2027                                                      315,000         302
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Springfield Public Building Corp. Leasehold Revenue:
      $125M     Capital Improvement 5.6% 6/1/2014                                                 $143,750        $138
       230M     Jordan Valley 5.85% 6/1/2014                                                       274,850         263
              St. Louis Municipal Finance Corp. Leasehold Revenue:
       250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                        268,750         257
                City Justice Center Series "A":
       225M       5 1/4% 2/15/2015                                                                 254,531         244
       125M       5 3/4% 2/15/2018                                                                 144,375         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,613,100       2,502
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,144,800)                                                 9,929,860       9,508
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.9%
       300M   Missouri State Health & Education Adjustable Rate Note
                1.05% ** (cost $300,000)                                                           300,000         287
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,444,800)                                98.0%     10,229,860       9,795
Other Assets, Less Liabilities                                                         2.0         213,582         205
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,443,442     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.9%
              Education--19.6%
              New Jersey Educational Facilities Auth. Rev.:
    $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,395,938        $334
     5,000M     Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                               5,362,500         748
     1,210M   Puerto Rico Indl. Tourist Edl. University
                Plaza Series "A" 5 5/8% 7/1/2013                                                 1,386,963         194
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,132,500         158
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  2,002,263         279
     1,500M     5 3/4% 6/1/2018                                                                  1,743,750         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,023,914       1,956
----------------------------------------------------------------------------------------------------------------------
              General Obligations--11.4%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,209,375         308
              Essex County Improvement Authority:
                Orange County School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                                     1,159,531         162
     1,220M       Series "B" 6.95% 7/1/2005*                                                     1,380,125         192
     1,000M   Perth Amboy Board of Education 5% 7/15/2017                                        1,097,500         153
       995M   Union City 6.4% 11/1/2013                                                          1,263,650         176
     1,000M   West Deptford 5 1/2% 9/1/2020                                                      1,107,500         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,217,681       1,145
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.0%
              New Jersey State Health Care Facilities
                Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,111,817         155
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,141,987         299
     1,100M     Hunterdon Hospital 7% 7/1/2020                                                   1,100,000         153
     1,000M     Meridian Health System Oblig. Group
                  5 5/8% 7/1/2014                                                                1,133,750         158
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                         3,849,300         537
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,336,854       1,302
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.9%
              New Jersey State Housing & Mortgage Financing Agency:
                Regency Park Project:
    $1,375M       6.05% 11/1/2017                                                               $1,510,781        $211
       505M       5.7% 5/1/2020                                                                    542,244          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,053,025         287
----------------------------------------------------------------------------------------------------------------------
              Transportation--17.2%
     1,000M   Burlington County Bridge Commission 5 1/4% 8/15/2021                               1,078,750         150
     1,000M   Delaware River & Bay Auth. 5 1/2% 1/1/2016                                         1,137,500         159
     1,000M   Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                             1,131,250         158
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2016                                                                      1,166,250         163
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,176,250         164
     1,000M   New Jersey Turnpike Authority Rev. 5% 1/1/2027                                     1,055,000         147
              Port Authority of New York & New Jersey 125th Series:
     4,100M     5% 10/15/2018                                                                    4,499,750         628
     1,000M     5% 10/15/2020                                                                    1,081,250         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,326,000       1,720
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.6%
     1,000M   Bayonne Municipal Utilities Auth. Water Sys.
                Rev. Series "B" 5 1/4% 4/1/2020                                                  1,080,000         151
     1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,354,687         189
     1,035M   New Jersey Wastewater Treatment Trust 6 1/4% 4/1/2004*                             1,096,945         153
     1,250M   Passaic Valley Sewer Commission 5 5/8% 12/1/2018                                   1,428,125         199
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,086,250         152
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,275,000         317
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,321,007       1,161
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.2%
     2,900M   Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
               7.4% 7/1/2016                                                                     3,867,875         540
     1,000M   Camden County Impt. Auth. Lease Rev. 5 1/8% 9/1/2019                               1,090,000         152
     1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,216,531         309
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Essex County Improvement Authority:
    $1,000M     Cogen Fac. Proj. 5 1/4% 1/1/2017                                                $1,106,250        $154
     1,000M     Correctional Fac. Proj. 5 1/2% 10/1/2018                                         1,126,250         157
     2,000M   Garden State Open Space Preservation Series "A"
                5 1/4% 11/1/2019                                                                 2,207,500         308
              New Jersey Economic Development Authority:
     2,000M     Educational Testing Service 6 1/8% 5/15/2005*                                    2,220,000         310
     2,085M     Market Transition Facility 5 7/8% 7/1/2004*                                      2,229,887         311
     1,155M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                               1,267,612         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,331,905       2,418
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $64,698,445)                                     99.9%     71,610,386       9,989
Other Assets, Less Liabilities                                                          .1          75,657          11
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $71,686,043     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.1%
              Certificates of Participation--16.5%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $453,500        $184
     1,000M   Dare County 5% 6/1/2023                                                            1,060,000         429
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   580,625         235
       500M     5 1/8% 12/1/2023                                                                   537,500         218
       250M   Pitt County 5 1/4% 4/1/2015                                                          280,000         113
       250M   Randolph County 5 1/2% 6/1/2015                                                      285,938         116
       840M   Rutherford County Schools Proj. 5% 3/1/2023                                          887,250         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,084,813       1,654
----------------------------------------------------------------------------------------------------------------------
              Education--18.8%
       500M   Appalachian State Univ. Hsg. & Student Center
                5.6% 7/15/2020                                                                     567,500         230
     1,260M   Appalachian State Univ. Series "A" 5 1/8% 5/1/2022                                 1,354,500         548
       430M   Iredell County Public Facilities School Projects
                6% 6/1/2010*                                                                       521,375         211
       500M   North Carolina Capital Facilities Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 556,875         226
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2012                                                                     282,187         114
       500M   University North Carolina Asheville Rev. 5% 6/1/2018                                 545,625         221
       750M   University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                             825,938         334
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,654,000       1,884
----------------------------------------------------------------------------------------------------------------------
              General Obligations--18.4%
       250M   Bladen County 5.6% 5/1/2016                                                          290,625         118
              Brunswick County:
       225M     5% 5/1/2017                                                                        247,500         100
       500M     5 3/4% 5/1/2017                                                                    586,250         237
       250M   Cleveland County 5 1/2% 3/1/2012                                                     277,187         112
       750M   Craven County 5% 5/1/2018                                                            823,125         333
       100M   Gaston County 5.7% 3/1/2004*                                                         105,178          43
       400M   Johnston County 5% 6/1/2018                                                          440,500         178
       200M   Morganton 5.7% 6/1/2005*                                                             220,750          90
       400M   Onslow County 5.7% 3/1/2011                                                          433,500         176
       300M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             319,500         129
       280M   Rowan County 5.6% 4/1/2005*                                                          306,600         124
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $250M   Union County 5.4% 3/1/2015                                                          $280,625        $114
       200M   Watauga County 5.9% 6/1/2004*                                                        213,114          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,544,454       1,840
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.8%
       250M   Cumberland County Finance Corp.
                Installment Pmt. Rev. (Detention Ctr. &
                Mental Hlth.) 5 5/8% 6/1/2017                                                      286,875         116
       400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                             450,000         182
       175M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    189,656          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                   926,531         375
----------------------------------------------------------------------------------------------------------------------
              Housing--.4%
       100M   North Carolina Hsg. Fin. Agy. Multi-Family
                Series "F" 6.6% 7/1/2017                                                           103,943          42
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.5%
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    895,000         362
       500M     5 1/4% 7/1/2016                                                                    550,625         223
       520M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 6 1/4% 7/1/2014                                                               654,550         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,100,175         850
----------------------------------------------------------------------------------------------------------------------
              Utilities--27.9%
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    699,750         283
       250M   Buncombe County Solid Waste Sys. 5.6% 3/1/2011                                       277,812         113
              Charlotte Storm Water Fee Revenue:
       250M     5.65% 6/1/2010*                                                                    297,500         120
       615M     5 1/4% 6/1/2017                                                                    689,569         279
       300M   Durham County Enterprise Sys. Rev. 5% 6/1/2018                                       330,000         134
       300M   Fayetteville Public Works Commission Rev.
                5 1/2% 3/1/2010*                                                                   352,500         143
       250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                289,375         117
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          272,500         110
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Greenville Combined Enterprise Sys. Revenue:
      $250M     5 3/4% 9/1/2014                                                                   $304,063        $123
       250M     5 1/2% 9/1/2017                                                                    279,687         113
       250M     5 1/2% 9/1/2018                                                                    278,438         113
       250M   Greenville Special Obligations Rev. 5% 6/1/2021                                      267,812         108
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           279,063         113
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             238,975          97
       200M   North Carolina Eastern Municipal Pwr. Agy.
                5.6% 1/1/2010                                                                      225,250          91
     1,000M   North Carolina Municipal Pwr. Agy. (Catawba Elec.)
                5 1/4% 1/1/2018                                                                  1,106,250         448
       650M   Puerto Rico Electric Pwr. Auth. 5 1/4% 7/1/2022                                      710,125         287
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,898,669       2,792
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.8%
       390M   Fayetteville Finance Corp. Inst. Municipal Bldg.
                Prog. 5.7% 2/1/2010                                                                433,387         175
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,681,153)                                               23,745,972       9,612
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note .87% **
                (cost $200,000)                                                                    200,000          81
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $21,881,153)                               96.9%     23,945,972       9,693
Other Assets, Less Liabilities                                                         3.1         757,910         307
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,703,882     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Education--12.5%
    $1,200M   Cincinnati Tech. College Gen. Receipts
                5 1/4% 10/1/2020                                                                $1,321,500        $465
     1,000M   Cuyahoga Cmnty. College District Gen. Receipts
                5% 12/1/2022                                                                     1,065,000         375
     1,000M   University Akron Gen. Receipts 6% 1/1/2016                                         1,177,500         414
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,564,000       1,254
----------------------------------------------------------------------------------------------------------------------
              General Obligations--69.6%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,335,000         469
     1,000M   Akron-Summit County Public Library 5% 12/1/2018                                    1,096,250         386
       800M   Avon Local School District 6 1/2% 12/1/2015                                        1,038,000         365
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,307,500         460
       425M   Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     462,719         163
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   582,500         205
     1,000M   Cleveland Municipal School District 5% 12/1/2019                                   1,082,500         381
       500M   Clyde-Green Springs Exempted Village
                Local School District 7% 12/1/2013                                                 566,250         199
       500M   Dayton City School District 5% 12/1/2031                                             523,750         184
       450M   Dublin 6.4% 12/1/2014                                                                559,687         197
       525M   East Clinton Local School District 6 7/8% 12/1/2009                                  593,250         209
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,295,319         456
       700M   Garfield Heights 6.3% 12/1/2014                                                      760,375         267
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  800,737         282
     1,000M   Licking County Joint Voc. School District
                5% 12/1/2020                                                                     1,075,000         378
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,491,750         525
       450M   Massillon City School District 5% 12/1/2025                                          474,188         167
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    306,250         108
       500M   North Royalton City School District 6% 12/1/2014                                     603,750         212
     1,000M   Oakwood City School District 5% 12/1/2020                                          1,081,250         380
       350M   Portage County 6.2% 12/1/2014                                                        379,750         133
     1,095M   Ross Local School District 5% 12/1/2021                                            1,177,125         414
       260M   Shaker Heights City School District 7.1% 12/15/2010                                  310,375         109
       750M   Youngstown 6% 12/1/2031                                                              874,687         308
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,777,962       6,957
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.0%
      $500M   Lorain County Hosp. Rev. (Catholic Healthcare
                Partners) 5 1/2% 9/1/2011                                                         $568,125        $200
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.5%
       600M   Alliance Sewer System Rev. 6% 10/15/2010                                             645,750         227
       280M   Hamilton Wastewater Rev. 5.9% 10/15/2011                                             316,750         111
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  580,000         204
       250M   Ohio State Water Dev. Auth. Rev. Pure Water
                Series "I" 7% 12/1/2009                                                            300,313         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,842,813         648
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.2%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,180,000         415
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,158,750         408
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,338,750         823
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,246,171)                                               28,091,650       9,882
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
       100M   Cuyahoga County Hospital Rev. (Univ. Hosp.
                Cleveland) Adjustable Rate Note .86% *
                (cost $100,000)                                                                    100,000          35
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,346,171)                               99.2%     28,191,650       9,917
Other Assets, Less Liabilities                                                          .8         235,796          83
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,427,446     $10,000
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.1%
              Certificates of Participation--4.4%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $575,000        $205
       500M     5 1/4% 5/1/2017                                                                    558,125         198
       100M   Washington County Educational Service District
                7% 6/1/2005*                                                                       110,875          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,244,000         442
----------------------------------------------------------------------------------------------------------------------
              Education--1.5%
       200M   Chemeketa Community College District
                6.4% 7/1/2009                                                                      218,250          78
       200M   Oregon State Hlth. & Hsg. Educ. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               214,750          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                   433,000         154
----------------------------------------------------------------------------------------------------------------------
              General Obligations--53.0%
     1,000M   Benton and Linn County School District #509J
                (Corvallis) 5% 6/1/2020                                                          1,080,000         384
       300M   Chemeketa Community College District
                5.8% 6/1/2006*                                                                     336,750         120
     1,000M   Deschutes County 5% 12/1/2015                                                      1,122,500         399
       500M   Deschutes County Administrative School
                District #1 (Bend LA Pine) 5 1/2% 6/15/2016                                        571,250         203
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,192,150         424
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   285,625         101
       635M   Jefferson County School District #509J
                5 1/4% 6/15/2019                                                                   702,468         250
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   553,125         197
       245M   La Grande 5 5/8% 6/1/2011                                                            269,806          96
       200M   Lane County School District #019 (Springfield)
                6 1/4% 10/15/2004*                                                                 215,750          77
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     303,125         108
       180M     #095 (Scio) 5 3/4% 7/15/2011                                                       199,800          71
       500M     #055 (Sweet Home) 5 1/2% 6/15/2025                                                 548,125         195
       250M   Morrow County School District #1, 5 5/8% 6/15/2014                                   286,875         102
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------

              General Obligations (continued)
      $250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                  $288,750        $103
              Polk Marion & Benton Counties School District #13J:
       200M     5 1/2% 12/1/2004*                                                                  215,000          76
       760M     5 5/8% 6/15/2016                                                                   871,150         310
     1,000M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,253,750         445
       600M   Southwestern Community College District
                6.05% 6/1/2020                                                                     699,750         249
       250M   Tillamook County 5.6% 1/15/2007*                                                     281,875         100
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                       212,163          75
       500M     5 1/4% 7/1/2014                                                                    579,375         206
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   621,400         221
              Washington and Clackamas County School
                District #23 (Tigard):
       600M     5 1/4% 6/1/2016                                                                    702,750         250
     1,000M     5 3/8% 6/15/2020                                                                 1,113,750         396
              Washington County School District:
       170M     #003 (Hillsboro) 6% 11/1/2005*                                                     188,275          67
       200M     #88J (Sherwood) 6.1% 6/1/2005*                                                     218,250          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,913,587       5,303
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.8%
     1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,350,000         480
----------------------------------------------------------------------------------------------------------------------
              Housing--1.0%
              Oregon State Housing & Community Svcs. Dept.
                Mortgage Rev. Single-Family Mortgage Program:
       100M       6% 7/1/2012                                                                      105,750          38
       160M       5.95% 7/1/2013                                                                   172,000          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                   277,750          99
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.7%
              Oregon State Department of Transportation Revenue:
       100M     6.2% 6/2/2004*                                                                     106,829          38
       200M     6 1/4% 6/2/2004*                                                                   213,748          76
       500M   Portland Airport Way Urban Renewal & Redevelopment
                6% 6/15/2016                                                                       591,875         210
       250M   Port Portland International Airport 5% 7/1/2013                                      277,813          99
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
              Puerto Rico Commonwealth Hwy. &
                Trans. Auth. Revenue:
      $500M       6 1/4% 7/1/2014                                                                 $629,375        $224
       300M       5 3/4% 7/1/2018                                                                  351,750         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,171,390         772
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.1%
       440M   Columbia River Oregon Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                         492,250         175
              Emerald Peoples Utility District:
       125M     7.35% 11/1/2011                                                                    163,438          58
       500M     5 1/4% 11/1/2020                                                                   550,000         196
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            690,000         246
       200M   Klamath Falls Water Revenue 6.1% 6/1/2004*                                           211,492          75
       250M   Marion County Solid Waste & Electric Revenue
                5 3/8% 10/1/2008                                                                   276,562          99
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                             276,250          98
              Portland Sewer System Revenue Series "A":
       400M     6.2% 6/1/2004*                                                                     423,348         151
       300M     5 1/4% 6/1/2020                                                                    331,500         118
              Puerto Rico Electric Power Authority:
       500M     5 1/8% 7/1/2026                                                                    534,375         190
       500M     5 1/4% 7/1/2029                                                                    543,125         193
       250M   Salem Water & Sewer Revenue 5 1/2% 8/1/2006*                                         278,438          99
       250M   Washington County Unified Sewer Agy. 5 3/4%
                10/1/2012                                                                          301,250         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,072,028       1,805
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.6%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2014                                                                    580,625         206
              Portland Urban Renewal & Redevelopment:
       700M     5 3/4% 6/15/2017                                                                   816,375         290
       405M     5 1/2% 6/15/2020                                                                   452,081         161
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,849,081         657
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,831,297)                                               27,310,836       9,712
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.8%
      $500M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note .87% ** (cost $500,000)                                      $500,000        $178
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,331,297)                               98.9%     27,810,836       9,890
Other Assets, Less Liabilities                                                         1.1         309,828         110
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,120,664     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.9%
              Education--11.5%
    $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                             $1,226,250        $247
              Pennsylvania State Higher Educ. Facs. Authority:
     1,410M     5 1/2% 6/15/2014                                                                 1,609,162         324
     1,000M     5% 6/15/2018                                                                     1,092,500         220
              State Public School Bldg. Auth. College Revenue:
     1,000M     Butler County Cmnty. College Proj.
                  5.7% 7/15/2010*                                                                1,188,750         240
       500M     Delaware County Cmnty. College Proj.
                  5 3/4% 10/1/2016                                                                 581,875         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,698,537       1,148
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.3%
     1,000M   Adams County 5 3/8% 5/15/2011*                                                     1,168,750         235
     1,000M   Erie 5.7% 5/15/2007*                                                               1,143,750         230
     1,545M   Garnet Valley School District 5 1/2% 4/1/2014                                      1,788,337         360
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,145,000         231
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,192,800         240
       620M   Norristown Area School District 5% 9/1/2027                                          650,225         131
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,573,163         317
     1,000M   Pennsbury School District 5 1/2% 1/15/2017                                         1,141,250         230
       385M   Philadelphia 6% 11/15/2014                                                           415,800          84
              Philadelphia School District:
     1,180M     6% 3/1/2015                                                                      1,392,400         280
     1,000M     5 1/2% 2/1/2026                                                                  1,096,250         221
     1,600M   Pittsburgh 5 1/2% 9/1/2014                                                         1,874,000         378
       400M   Stroudsburg Area School District 5.8% 10/1/2005*                                     440,000          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,021,725       3,026
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.8%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,171,250         236
              Health Center--University of Pittsburgh:
     1,000M     5.6% 4/1/2013                                                                    1,112,500         224
     1,000M     5.65% 4/1/2014                                                                   1,115,000         225
     1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp.
                Med. Ctr.) 5.7% 10/1/2014                                                        1,192,500         240
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Dauphin County General Hlth. Sys.
                (Pinnacle Hlth. Sys.) 5 1/2% 5/15/2013                                          $1,098,750        $221
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011                                                                  1,167,500         235
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,857,500       1,381
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.5%
     1,620M   Allegheny County Port Auth. Spl. Rev. 5 1/4% 3/1/2020                              1,767,825         355
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.7%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,086,250         219
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,480,687         298
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,196,250         241
     1,000M   Philadelphia Water & Wastewater Rev. 6 1/4% 8/1/2012                               1,235,000         249
     2,950M   Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                     3,676,438         741
     1,000M   Washington County Indl. Dev. Auth. (West PA Pwr.)
                6.05% 4/1/2014                                                                   1,090,000         220
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,764,625       1,968
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--18.1%
     1,000M   Pennsylvania Intergovernmental Coop. Auth.
                Spl. Tax Rev. 7% 6/15/2005*                                                      1,110,000         224
     1,000M   Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012                                    1,041,990         210
              Philadelphia Auth. Indl. Dev. Lease Revenue:
     1,000M     5 1/2% 10/1/2014                                                                 1,158,750         233
     1,000M     5 1/2% 10/1/2016                                                                 1,146,250         231
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,140,000         230
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
     1,000M     5 1/2% 4/15/2016                                                                 1,143,750         230
     1,000M     5 1/2% 4/15/2019                                                                 1,125,000         227
     1,000M   York County School Technology Auth. Lease Revenue
                5 3/8% 2/15/2020                                                                 1,105,000         222
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,970,740       1,807
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $42,537,176)                                               48,080,952       9,685
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
      $500M   Puerto Rico Commonweath Govt. Dev Bank
                Adjustable Rate Note .87% ** (cost $500,000)                                      $500,000        $100
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $43,037,176)                               97.9%     48,580,952       9,785
Other Assets, Less Liabilities                                                         2.1       1,065,381         215
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $49,646,333     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at June 30, 2003.


See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Education--6.6%
      $575M   George Mason University 6 3/8% 2/1/2005*                                            $632,500        $141
     1,100M   Norfolk Redev. & Housing Auth.
                (Tidewater Cmnty. College) 5 7/8% 11/1/2005*                                     1,236,125         276
     1,000M   Virginia College Building Auth. Educ. Facs.
                Rev. 5 1/4% 2/1/2017                                                             1,108,750         247
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,977,375         664
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.6%
     1,205M   Bristol 5% 3/1/2025                                                                1,269,769         283
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,175,000         262
     1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,155,525         258
     1,000M   Lunenburg County 5 1/4% 2/1/2029                                                   1,073,750         240
              Norfolk:
     1,730M     5% 7/1/2020                                                                      1,864,075         416
     1,100M     5% 7/1/2021                                                                      1,177,000         263
       980M   Portsmouth Public Utility 5 1/2% 8/1/2019                                          1,001,844         224
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,127,500         252
     1,000M     5 1/2% 1/15/2017                                                                 1,143,750         255
     1,000M     5% 7/15/2019                                                                     1,086,250         242
     1,000M   Roanoke Public Improvement Series "A"
                5 1/4% 10/1/2020                                                                 1,096,250         245
       500M   Virginia State Public School Auth. 6 1/2% 8/1/2004*                                  540,150         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,710,863       3,061
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.7%
     1,050M   Danville Indl. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,132,687         253
              Roanoke Industrial Development Authority:
     1,000M   Carilion Health System Series "A" 5 1/2% 7/1/2021                                  1,111,250         248
     1,675M   Roanoke Memorial Hospitals Proj. 6 1/8% 7/1/2017                                   2,093,750         467
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,337,687         968
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
              Metropolitan Washington DC Airport Auth. System:
      $960M     Series "B" 5.1% 10/1/2021                                                       $1,009,200        $225
       500M     Series "B" 5 1/8% 10/1/2022                                                        525,625         118
     1,585M   Norfolk Airport Auth. Rev. Series "A"
                5 3/8% 7/1/2015                                                                  1,757,369         392
     1,000M   Puerto Rico Commonwealth. Hwy. & Trans.
                Auth. Rev. 6 1/4% 7/1/2014                                                       1,268,750         283
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,560,944       1,018
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.2%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,383,437         309
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,112,500         248
       500M   Powhatan County Economic Dev. Auth. Lease
                Rev. 5 1/8% 7/15/2018                                                              555,625         124
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,137,500         254
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,092,500         244
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,088,750         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,370,312       1,422
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.7%
       500M   Frederick County Indl. Dev. Auth. (Govt.
                Complex Proj.) 6 1/2% 12/1/2004*                                                   549,375         123
       750M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                   829,688         185
     1,000M   Hampton Convention Center Rev. 5 1/4% 1/15/2016                                    1,132,500         253
       500M   Henrico County Economic Dev. Auth.
                (Regional Jail Proj.) 5 5/8% 11/1/2015                                             577,500         129
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,076,250         240
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,180,000         263
     1,000M   Richmond Redev. & Housing Auth.
                (Old Manchester Projects) 6.8% 3/1/2005*                                         1,111,250         248
              Riverside Regional Jail Authority Facilities Revenue:
     1,000M     5 7/8% 7/1/2005*                                                                 1,110,000         248
     1,000M     5% 7/1/2022                                                                      1,072,500         240
     2,020M   Southwest Regional Jail Authority Rev. 5 1/8% 9/1/2022                             2,176,550         486
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
    $1,010M   Virginia State Resources Auth. Infrastructure
                Rev. Series "B" 5 1/2% 5/1/2018                                                 $1,138,775        $254
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,954,388       2,669
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $40,132,892)                                     98.0%     43,911,569       9,802
Other Assets, Less Liabilities                                                         2.0         888,741         198
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $44,800,310     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      INSURED
                                                                   TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                                 MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                $20,539,618     $55,273,899    $791,027,511     $88,782,561
                                                                 ============    ============    ============    ============
At value (Note 1A)                                                $20,539,618     $57,624,985    $910,763,481     $94,106,002
Cash                                                                  217,528         233,024         454,881       1,058,000
Receivables:
Interest                                                              119,945         574,037      14,790,231       1,013,250
Shares sold                                                                --         344,201          56,028         542,355
Investment securities sold                                                 --       1,138,758              --              --
Other assets                                                            4,891              --          81,733              --
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       20,881,982      59,915,005     926,146,354      96,719,607
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                       1,081          27,800         708,551          75,277
Shares redeemed                                                        55,579         236,655       1,460,436         306,788
Investment securities purchased                                       505,007       1,100,235              --              --
Accrued advisory fees                                                   8,242          24,504         492,037          48,834
Accrued expenses                                                        8,741          14,622          61,068           8,881
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                     578,650       1,403,816       2,722,092         439,780
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                        $20,303,332     $58,511,189    $923,424,262     $96,279,827
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $20,303,332     $55,779,724    $795,824,485     $89,840,940
Undistributed net investment income                                        --           8,354         254,112          16,439
Accumulated net realized gain on investments                               --         372,025       7,609,695       1,099,007
Net unrealized appreciation in value of investments                        --       2,351,086     119,735,970       5,323,441
                                                                 ------------    ------------    ------------    ------------
Total                                                             $20,303,332     $58,511,189    $923,424,262     $96,279,827
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                           $20,246,272     $46,823,079    $918,253,535     $78,930,313
Class B                                                           $    57,060     $11,688,110    $  5,170,727     $17,349,514
Shares outstanding (Note 2):
Class A                                                            20,246,272       7,088,343      85,973,122       5,019,360
Class B                                                                57,060       1,766,328         484,739       1,104,107

Net asset value and redemption price per share - Class A                $1.00+          $6.61          $10.68          $15.73
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                                  N/A           $7.01          $11.33          $16.69
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                                $1.00           $6.62          $10.67          $15.71
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                                                     NEW YORK           MULTI-STATE INSURED TAX FREE FUND
                                                                      INSURED    --------------------------------------------
                                                                     TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                               $178,501,952     $22,779,544     $28,358,651     $12,523,952
                                                                 ============    ============    ============    ============
At value (Note 1A)                                               $197,768,167     $24,785,867     $31,147,871     $13,571,257
Cash (overdraft)                                                      155,705         313,648         635,542          (6,203)
Receivables:
Interest                                                            3,019,702         492,867         461,364          74,942
Shares sold                                                            39,891          54,132         116,233         100,513
Investment securities sold                                                 --              --              --         102,929
Other assets                                                           10,408              --          12,891              --
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                      200,993,873      25,646,514      32,373,901      13,843,438
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                     179,804          35,130          43,293          14,120
Shares redeemed                                                        35,181           5,726              --              --
Investment securities purchased                                            --              --       1,047,620              --
Accrued advisory fees                                                 103,198           8,635          10,608           2,945
Accrued expenses                                                       18,466           4,870           7,332           1,793
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                     336,649          54,361       1,108,853          18,858
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                       $200,657,224     $25,592,153     $31,265,048     $13,824,580
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                  $179,823,661     $23,351,946     $28,179,334     $12,720,140
Undistributed net investment income                                    28,957           3,522          10,555           3,137
Accumulated net realized gain on investments                        1,538,391         230,362         285,939          53,998
Net unrealized appreciation in value of investments                19,266,215       2,006,323       2,789,220       1,047,305
                                                                 ------------    ------------    ------------    ------------
Total                                                            $200,657,224     $25,592,153     $31,265,048     $13,824,580
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                          $191,006,035     $22,956,243     $27,770,812     $11,856,708
Class B                                                          $  9,651,189     $ 2,635,910     $ 3,494,236     $ 1,967,872
Shares outstanding (Note 2):
Class A                                                            12,551,624       1,611,463       2,179,720         843,643
Class B                                                               634,729         185,033         274,218         140,109

Net asset value and redemption price per share - Class A               $15.22          $14.25          $12.74          $14.05
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $16.15          $15.12          $13.52          $14.91
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $15.21          $14.25          $12.74          $14.05
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                $35,334,628     $36,653,363      $9,216,320     $32,702,196
                                                                 ============    ============    ============    ============
At value (Note 1A)                                                $38,248,330     $40,367,181     $10,233,953      35,625,869
Cash (overdraft)                                                     (157,087)        150,531          35,398         137,810
Receivables:
Interest                                                              625,578         534,508         141,787         631,015
Shares sold                                                            31,720          76,734           2,865          38,195
Investment securities sold                                                 --         265,222              --              --
Other assets                                                            7,851           7,792              --              --
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       38,756,392      41,401,968      10,414,003      36,432,889
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                      33,282          49,109           8,825          48,817
Shares redeemed                                                        30,364          42,254          79,019          20,639
Investment securities purchased                                            --         263,733              --              --
Accrued advisory fees                                                  16,664          17,505           2,260          15,549
Accrued expenses                                                        7,751           6,025             279           2,084
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                      88,061         378,626          90,383          87,089
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                        $38,668,331     $41,023,342     $10,323,620     $36,345,800
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $35,389,795     $37,028,294      $9,223,825     $33,212,918
Undistributed net investment income                                     5,092           7,742           3,976          11,153
Accumulated net realized gain on investments                          359,742         273,488          78,186         198,056
Net unrealized appreciation in value of investments                 2,913,702       3,713,818       1,017,633       2,923,673
                                                                 ------------    ------------    ------------    ------------
Total                                                             $38,668,331     $41,023,342     $10,323,620     $36,345,800
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                           $32,227,952     $37,665,550      $8,534,929     $29,997,719
Class B                                                           $ 6,440,379     $ 3,357,792      $1,788,691     $ 6,348,081
Shares outstanding (Note 2):
Class A                                                             2,323,750       2,667,049         601,903       2,075,072
Class B                                                               464,695         237,716         126,272         438,938

Net asset value and redemption price per share - Class A               $13.87          $14.12          $14.18          $14.46
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $14.72          $14.98          $15.05          $15.34
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $13.86          $14.13          $14.17          $14.46
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003

--------------------------------------------------------------------------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------
                                                                 MASSACHUSETTS        MICHIGAN       MINNESOTA
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                 $27,977,070     $38,669,342     $13,330,626
                                                                  ============    ============    ============
At value (Note 1A)                                                 $30,892,673     $43,561,303     $14,490,846
Cash                                                                   175,345         171,709         323,006
Receivables:
Interest                                                               416,044         541,280         256,029
Shares sold                                                              5,962          57,283          59,685
Investment securities sold                                                  --              --         584,667
Other assets                                                               644             608           6,153
                                                                  ------------    ------------    ------------
Total Assets                                                        31,490,668      44,332,183      15,720,386
                                                                  ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                       13,323          55,457           8,994
Shares redeemed                                                         95,919          39,293              --
Investment securities purchased                                             --              --       1,256,251
Accrued advisory fees                                                   13,487          19,234           3,068
Accrued expenses                                                         8,196          12,080           3,324
                                                                  ------------    ------------    ------------
Total Liabilities                                                      130,925         126,064       1,271,637
                                                                  ------------    ------------    ------------
Net Assets                                                         $31,359,743     $44,206,119     $14,448,749
                                                                  ============    ============    ============
Net Assets Consist of:
Capital paid in                                                    $28,008,228     $39,062,204     $13,256,863
Undistributed net investment income                                      9,479          15,400           2,245
Accumulated net realized gain on investments                           426,433         236,554          29,421
Net unrealized appreciation in value of investments                  2,915,603       4,891,961       1,160,220
                                                                  ------------    ------------    ------------
Total                                                              $31,359,743     $44,206,119     $14,448,749
                                                                  ============    ============    ============
Net Assets:
Class A                                                            $26,897,488     $42,590,274     $13,337,861
Class B                                                            $ 4,462,255     $ 1,615,845     $ 1,110,888
Shares outstanding (Note 2):
Class A                                                              2,138,076       3,204,800       1,083,435
Class B                                                                354,559         121,758          90,162

Net asset value and redemption price per share - Class A                $12.58          $13.29          $12.31
                                                                  ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                                $13.35          $14.10          $13.06
                                                                  ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                                $12.59          $13.27          $12.32
                                                                  ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                $ 9,444,800     $64,698,445     $21,881,153     $25,346,171
                                                                 ============    ============    ============    ============
At value (Note 1A)                                                $10,229,860     $71,610,386     $23,945,972     $28,191,650
Cash                                                                  181,736         194,552         422,619          37,360
Receivables:
Interest                                                              143,072       1,261,795         270,555         186,485
Shares sold                                                                --          94,780          85,754          57,992
Investment securities sold                                                 --       1,061,927              --              --
Other assets                                                               --             277          10,928             572
                                                                 ------------    ------------    ------------    ------------
Total Assets                                                       10,554,668      74,223,717      24,735,828      28,474,059
                                                                 ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                      12,153          71,401          19,738          26,189
Shares redeemed                                                        96,566         271,279              --           3,981
Investment securities purchased                                            --       2,139,778              --              --
Accrued advisory fees                                                   2,207          33,698           8,369           9,727
Accrued expenses                                                          300          21,518           3,839           6,716
                                                                 ------------    ------------    ------------    ------------
Total Liabilities                                                     111,226       2,537,674          31,946          46,613
                                                                 ------------    ------------    ------------    ------------
Net Assets                                                        $10,443,442     $71,686,043     $24,703,882     $28,427,446
                                                                 ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                    $9,615,004     $64,171,854     $22,463,045     $25,485,586
Undistributed net investment income                                     4,884           6,583          17,852           1,174
Accumulated net realized gain on investments                           38,494         595,665         158,166          95,207
Net unrealized appreciation in value of investments                   785,060       6,911,941       2,064,819       2,845,479
                                                                 ------------    ------------    ------------    ------------
Total                                                             $10,443,442     $71,686,043     $24,703,882     $28,427,446
                                                                 ============    ============    ============    ============
Net Assets:
Class A                                                           $ 7,640,864     $64,109,229     $20,032,238     $24,792,133
Class B                                                           $ 2,802,578     $ 7,576,814     $ 4,671,644     $ 3,635,313
Shares outstanding (Note 2):
Class A                                                               545,496       4,705,223       1,440,516       1,881,755
Class B                                                               200,107         557,844         335,791         275,798

Net asset value and redemption price per share - Class A               $14.01          $13.63          $13.91          $13.18
                                                                 ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $14.86          $14.46          $14.76          $13.98
                                                                 ============    ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $14.01          $13.58          $13.91          $13.18
                                                                 ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2003
-------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------------------------------------------------------------------
                                                                       OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                $25,331,297     $43,037,176     $40,132,892
                                                                 ============    ============    ============
At value (Note 1A)                                                $27,810,836     $48,580,952     $43,911,569
Cash                                                                   28,625         194,238         113,388
Receivables:
Interest                                                              290,536         572,757         823,920
Shares sold                                                            24,419         441,686          53,439
Investment securities sold                                                 --              --              --
Other assets                                                               --              --              --
                                                                 ------------    ------------    ------------
Total Assets                                                       28,154,416      49,789,633      44,902,316
                                                                 ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                      18,276          62,115          75,289
Shares redeemed                                                           300          50,248              --
Investment securities purchased                                            --              --              --
Accrued advisory fees                                                   9,591          21,107          19,142
Accrued expenses                                                        5,585           9,830           7,575
                                                                 ------------    ------------    ------------
Total Liabilities                                                      33,752         143,300         102,006
                                                                 ------------    ------------    ------------
Net Assets                                                        $28,120,664     $49,646,333     $44,800,310
                                                                 ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $25,646,609     $43,935,028     $40,608,311
Undistributed net investment income                                    12,992          16,526          77,683
Accumulated net realized gain (loss) on investments                   (18,476)        151,003         335,639
Net unrealized appreciation in value of investments                 2,479,539       5,543,776       3,778,677
                                                                 ------------    ------------    ------------
Total                                                             $28,120,664     $49,646,333     $44,800,310
                                                                 ============    ============    ============
Net Assets:
Class A                                                           $24,637,558     $46,381,789     $41,954,251
Class B                                                           $ 3,483,106     $ 3,264,544     $ 2,846,059
Shares outstanding (Note 2):
Class A                                                             1,817,321       3,359,258       3,038,521
Class B                                                               257,203         236,779         206,677

Net asset value and redemption price per share - Class A               $13.56          $13.81          $13.81
                                                                 ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                               $14.39          $14.65          $14.65
                                                                 ============    ============    ============
Net asset value and offering price per share - Class B
(Note 2)                                                               $13.54          $13.79          $13.77
                                                                 ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      INSURED
                                                                   TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                                 MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                      $112,311      $  823,088     $23,361,127      $1,929,705
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          46,728         146,781       3,228,337         432,128
Distribution plan expenses - Class A                                       --          48,563       1,222,163          89,507
Distribution plan expenses - Class B                                      120          50,383          26,759          74,101
Shareholder servicing costs                                            17,043          18,969         317,486          34,753
Professional fees                                                      18,003          12,436         120,090          21,690
Custodian fees                                                          3,674           5,035          34,264           7,074
Reports to shareholders                                                 4,171           3,667          54,323           6,252
Other expenses                                                         16,639          28,345         114,209          38,061
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                        106,378         314,179       5,117,631         703,566
Less: Expenses waived or assumed                                      (31,361)        (67,528)       (405,297)       (214,496)
Custodian fees paid indirectly                                           (166)         (1,623)        (12,820)         (1,986)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                           74,851         245,028       4,699,514         487,084
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                  37,460         578,060      18,661,613       1,442,621
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                           --         372,025       7,609,695       1,098,166
Net unrealized appreciation of investments                                 --         870,294      11,627,563       1,486,188
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                                    --       1,242,319      19,237,258       2,584,354
                                                                 ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                 $ 37,460      $1,820,379     $37,898,871      $4,026,975
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  NEW YORK MULTI-STATE INSURED TAX FREE FUND
                                                                      INSURED    --------------------------------------------
                                                                     TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                    $4,789,216        $557,172      $  657,281        $285,081
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         732,059          87,656         106,428          45,411
Distribution plan expenses - Class A                                  232,250          26,350          31,695          13,106
Distribution plan expenses - Class B                                   47,079          11,476          15,123           8,124
Shareholder servicing costs                                            64,816           6,350           7,200           4,789
Professional fees                                                      29,559           6,607          12,006           5,267
Custodian fees                                                         10,756           2,847           2,580           1,918
Reports to shareholders                                                11,119           1,579           1,716           1,600
Other expenses                                                         34,137           8,330           7,165           6,549
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                      1,161,775         151,195         183,913          86,764
Less: Expenses waived or assumed                                     (146,412)        (53,645)        (64,629)        (43,684)
Custodian fees paid indirectly                                         (6,475)         (1,424)         (1,687)           (749)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                        1,008,888          96,126         117,597          42,331
                                                                 ------------    ------------    ------------    ------------
Net investment income                                               3,780,328         461,046         539,684         242,750
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                    1,538,391         230,362         283,919          53,998
Net unrealized appreciation of investments                          2,668,666         224,185         336,021         203,992
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                             4,207,057         454,547         619,940         257,990
                                                                 ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations               $7,987,385        $915,593      $1,159,624        $500,740
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                    $  889,703      $  902,273        $237,726      $  805,486
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         138,793         143,803          37,956         130,993
Distribution plan expenses - Class A                                   38,479          44,475          10,601          35,981
Distribution plan expenses - Class B                                   31,141          13,836           8,206          30,733
Shareholder servicing costs                                            11,160          10,952           2,401           8,324
Professional fees                                                      11,389          12,021           4,993           7,459
Custodian fees                                                          3,528           3,984           1,359           3,917
Reports to shareholders                                                 2,353           2,324           1,186           2,161
Other expenses                                                         11,045           7,277           5,628          10,904
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                        247,888         238,672          72,330         230,472
Less: Expenses waived or assumed                                      (66,243)        (63,767)        (34,816)        (57,338)
Custodian fees paid indirectly                                         (1,085)         (1,714)         (1,003)         (1,682)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                          180,560         173,191          36,511         171,452
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                 709,143         729,082         201,215         634,034
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                      359,742         273,488          80,206         198,056
Net unrealized appreciation of investments                            325,205         549,972         158,235         594,581
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                               684,947         823,460         238,441         792,637
                                                                 ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations               $1,394,090      $1,552,542        $439,656      $1,426,671
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

--------------------------------------------------------------------------------------------------------------
                                                                       MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------
                                                                 MASSACHUSETTS        MICHIGAN       MINNESOTA
--------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                     $  729,188      $1,118,631        $324,851
                                                                  ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          114,039         165,183          51,135
Distribution plan expenses - Class A                                    32,833          52,952          15,883
Distribution plan expenses - Class B                                    20,722           8,435           4,812
Shareholder servicing costs                                             10,969          14,324           4,741
Professional fees                                                        7,235          14,593           7,720
Custodian fees                                                           3,199           3,860           1,832
Reports to shareholders                                                  2,479           2,889           1,414
Other expenses                                                           6,839          10,895           7,055
                                                                  ------------    ------------    ------------
Total expenses                                                         198,315         273,131          94,592
Less: Expenses waived or assumed                                       (51,832)        (55,061)        (49,099)
Custodian fees paid indirectly                                          (1,741)           (560)           (910)
                                                                  ------------    ------------    ------------
Net expenses                                                           144,742         217,510          44,583
                                                                  ------------    ------------    ------------
Net investment income                                                  584,446         901,121         280,268
                                                                  ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                       423,500         236,234          36,241
Net unrealized appreciation of investments                             280,398         694,993         231,883
                                                                  ------------    ------------    ------------
Net gain on investments                                                703,898         931,227         268,124
                                                                  ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                $1,288,344      $1,832,348        $548,392
                                                                  ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   MULTI-STATE INSURED TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                      $216,653      $1,729,471      $  554,986      $  646,226
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                          35,264         262,590          86,664         100,697
Distribution plan expenses - Class A                                    8,745          79,103          23,645          29,444
Distribution plan expenses - Class B                                   12,038          33,707          20,971          16,486
Shareholder servicing costs                                             3,015          20,814           6,890          10,071
Professional fees                                                       9,161          21,249          11,021           8,164
Custodian fees                                                          1,566           6,359           2,515           2,663
Reports to shareholders                                                 1,722           3,982           1,798           2,152
Other expenses                                                          6,303          12,813           8,463           6,822
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                         77,814         440,617         161,967         176,499
Less: Expenses waived or assumed                                      (40,118)        (70,024)        (58,215)        (63,138)
Custodian fees paid indirectly                                           (523)           (850)         (1,458)           (383)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                           37,173         369,743         102,294         112,978
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                 179,480       1,359,728         452,692         533,248
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                       44,407         595,665         197,493          94,851
Net unrealized appreciation of investments                            196,864         669,168         364,556         572,936
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                               241,271       1,264,833         562,049         667,787
                                                                 ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                 $420,751      $2,624,561      $1,014,741      $1,201,035
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2003

-------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------------------------------------------------------------------
                                                                       OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                    $  636,429      $1,166,915      $1,126,919
                                                                 ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                         100,040         179,080         163,290
Distribution plan expenses - Class A                                   29,299          55,692          51,259
Distribution plan expenses - Class B                                   16,190          16,007          12,683
Shareholder servicing costs                                            10,357          14,763          11,661
Professional fees                                                       9,133           8,241          10,985
Custodian fees                                                          1,689           4,396           3,666
Reports to shareholders                                                 2,417           3,195           2,398
Other expenses                                                          8,791          10,146           9,445
                                                                 ------------    ------------    ------------
Total expenses                                                        177,916         291,520         265,387
Less: Expenses waived or assumed                                      (64,574)        (59,693)        (54,430)
Custodian fees paid indirectly                                         (1,234)           (796)         (1,199)
                                                                 ------------    ------------    ------------
Net expenses                                                          112,108         231,031         209,758
                                                                 ------------    ------------    ------------
Net investment income                                                 524,321         935,884         917,161
                                                                 ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain on investments                                        5,768         150,738         335,368
Net unrealized appreciation of investments                            573,015         686,874         515,321
                                                                 ------------    ------------    ------------
Net gain on investments                                               578,783         837,612         850,689
                                                                 ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations               $1,103,104      $1,773,496      $1,767,850
                                                                 ============    ============    ============
See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EXEMPT               INSURED INTERMEDIATE
                                                                           MONEY MARKET                   TAX EXEMPT
                                                                 ----------------------------    ----------------------------
                                                                     1/1/03 to      1/1/02 to       1/1/03 to       1/1/02 to
                                                                       6/30/03       12/31/02         6/30/03        12/31/02
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                              $    37,460    $   159,052     $   578,060     $   683,744
Net realized gain on investments                                            --             --         372,025         604,163
Net unrealized appreciation of investments                                  --             --         870,294       1,138,732
                                                                  ------------   ------------    ------------    ------------
Net increase in net assets resulting from operations                    37,460        159,052       1,820,379       2,426,639
                                                                  ------------   ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                        (37,460)      (158,944)       (483,282)       (571,460)
Net investment income - Class B                                             --           (108)        (88,083)       (112,140)
Net realized gains - Class A                                                --             --              --        (463,529)
Net realized gains - Class B                                                --             --              --        (124,199)
                                                                  ------------   ------------    ------------    ------------
Total distributions                                                    (37,460)      (159,052)       (571,365)     (1,271,328)
                                                                  ------------   ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           10,091,644     18,978,559      19,992,615      19,644,815
Reinvestment of distributions                                           36,838        157,242         355,914         833,329
Cost of shares redeemed                                             (8,291,180)   (20,912,136)     (4,076,109)     (3,145,703)
                                                                  ------------   ------------    ------------    ------------
                                                                     1,837,302     (1,776,335)     16,272,420      17,332,441
                                                                  ------------   ------------    ------------    ------------
Class B:
Proceeds from shares sold                                                   --        276,927       3,928,848       5,217,690
Reinvestment of distributions                                               --             97          65,792         175,566
Cost of shares redeemed                                                 (7,071)      (242,635)       (471,666)       (386,537)
                                                                  ------------   ------------    ------------    ------------
                                                                        (7,071)        34,389       3,522,974       5,006,719
                                                                  ------------   ------------    ------------    ------------
Net increase (decrease) from share transactions                      1,830,231     (1,741,946)     19,795,394      22,339,160
                                                                  ------------   ------------    ------------    ------------
Net increase (decrease) in net assets                                1,830,231     (1,741,946)     21,044,408      23,494,471

Net Assets
Beginning of period                                                 18,473,101     20,215,047      37,466,781      13,972,310
                                                                  ------------   ------------    ------------    ------------
End of period+                                                     $20,303,332    $18,473,101     $58,511,189     $37,466,781
                                                                  ============   ============    ============    ============

+Includes undistributed net investment income of                   $        --    $        --     $     8,354     $     1,659
                                                                  ============   ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                10,091,644     18,978,559       3,073,979       3,070,472
Issued for distributions reinvested                                     36,838        157,242          54,505         130,196
Redeemed                                                            (8,291,180)   (20,912,136)       (626,018)       (493,509)
                                                                  ------------   ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                1,837,302     (1,776,335)      2,502,466       2,707,159
                                                                  ============   ============    ============    ============
Class B:
Sold                                                                        --        276,927         603,742         814,473
Issued for distributions reinvested                                         --             97          10,060          27,375
Redeemed                                                                (7,071)      (242,635)        (71,970)        (61,296)
                                                                  ------------   ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                   (7,071)        34,389         541,832         780,552
                                                                  ============   ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                           INSURED                           INSURED
                                                                          TAX EXEMPT                      TAX EXEMPT II
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $ 18,661,613    $ 38,970,201     $ 1,442,621     $ 1,906,195
Net realized gain on investments                                    7,609,695      21,016,758       1,098,166       1,264,999
Net unrealized appreciation of investments                         11,627,563      28,203,587       1,486,188       2,727,714
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations               37,898,871      88,190,546       4,026,975       5,898,908
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                   (18,379,540)    (39,291,166)     (1,231,492)     (1,687,917)
Net investment income - Class B                                       (90,364)       (198,815)       (201,708)       (214,770)
Net realized gains - Class A                                               --     (20,891,103)             --      (1,044,456)
Net realized gains - Class B                                               --        (126,755)             --        (206,576)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                               (18,469,904)    (60,507,839)     (1,433,200)     (3,153,719)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           5,345,080      14,106,539      17,605,587      39,358,290
Reinvestment of distributions                                      14,143,579      48,245,291         859,877       2,017,160
Cost of shares redeemed                                           (36,315,741)    (75,809,390)     (6,412,467)     (8,908,598)
                                                                 ------------    ------------    ------------    ------------
                                                                  (16,827,082)    (13,457,560)     12,052,997      32,466,852
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                              84,688         278,885       5,333,392       9,579,331
Reinvestment of distributions                                          69,222         264,429         149,071         336,343
Cost of shares redeemed                                              (647,385)       (412,474)     (1,349,150)       (498,339)
                                                                 ------------    ------------    ------------    ------------
                                                                     (493,475)        130,840       4,133,313       9,417,335
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                   (17,320,557)    (13,326,720)     16,186,310      41,884,187
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          2,108,410      14,355,987      18,780,085      44,629,376

Net Assets
Beginning of period                                               921,315,852     906,959,865      77,499,742      32,870,366
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $923,424,262    $921,315,852     $96,279,827     $77,499,742
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $    254,112    $     62,403     $    16,439     $     7,018
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  506,514       1,345,899       1,139,046       2,613,808
Issued for distributions reinvested                                 1,341,096       4,611,858          55,446         133,156
Redeemed                                                           (3,448,241)     (7,253,694)       (414,926)       (590,645)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding              (1,600,631)     (1,295,937)        779,566       2,156,319
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                    8,008          26,997         345,197         637,624
Issued for distributions reinvested                                     6,572          25,302           9,618          22,163
Redeemed                                                              (61,389)        (39,514)        (87,744)        (33,504)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (46,809)         12,785         267,071         626,283
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------

                                                                           NEW YORK              --------------------------------
                                                                       INSURED TAX FREE                     ARIZONA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                            $  3,780,328    $  7,712,610     $   461,046     $   827,774
Net realized gain on investments                                    1,538,391       5,804,131         230,362         228,591
Net unrealized appreciation of investments                          2,668,666       5,139,641         224,185         868,589
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                7,987,385      18,656,382         915,593       1,924,954
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                    (3,705,392)     (7,352,770)       (431,176)       (761,856)
Net investment income - Class B                                      (153,761)       (302,928)        (38,064)        (59,649)
Net realized gains - Class A                                               --      (5,057,151)             --        (177,997)
Net realized gains - Class B                                               --        (277,375)             --         (18,639)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                (3,859,153)    (12,990,224)       (469,240)     (1,018,141)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           6,659,518      18,282,678       3,270,267       3,902,340
Reinvestment of distributions                                       2,635,993       9,454,350         246,503         522,594
Cost of shares redeemed                                            (9,224,199)    (18,135,155)     (1,109,431)     (1,759,394)
                                                                 ------------    ------------    ------------    ------------
                                                                       71,312       9,601,873       2,407,339       2,665,540
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                           1,085,145       3,413,404         555,557         840,568
Reinvestment of distributions                                         124,015         488,082          19,270          50,519
Cost of shares redeemed                                            (2,036,820)       (826,546)        (95,509)       (341,139)
                                                                 ------------    ------------    ------------    ------------
                                                                     (827,660)      3,074,940         479,318         549,948
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (756,348)     12,676,813       2,886,657       3,215,488
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          3,371,884      18,342,971       3,333,010       4,122,301

Net Assets
Beginning of period                                               197,285,340     178,942,369      22,259,143      18,136,842
                                                                 ------------    ------------    ------------    ------------
End of period+                                                   $200,657,224    $197,285,340     $25,592,153     $22,259,143
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                 $     28,957    $    107,782     $     3,522     $    11,716
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  444,421       1,224,238         232,114         284,312
Issued for distributions reinvested                                   175,303         633,851          17,478          37,769
Redeemed                                                             (616,447)     (1,217,311)        (79,375)       (128,585)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                              3,277         640,778         170,217         193,496
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   72,265         229,807          39,403          60,936
Issued for distributions reinvested                                     8,257          32,725           1,367           3,647
Redeemed                                                             (136,980)        (54,936)         (6,792)        (24,855)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                 (56,458)        207,596          33,978          39,728
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                           CALIFORNIA                       COLORADO
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   539,684     $   859,680      $  242,750     $   423,759
Net realized gain on investments                                      283,919         247,435          53,998          76,093
Net unrealized appreciation of investments                            336,021         965,543         203,992         500,224
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                1,159,624       2,072,658         500,740       1,000,076
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (487,134)       (804,268)       (216,181)       (387,758)
Net investment income - Class B                                       (46,364)        (51,043)        (27,138)        (34,700)
Net realized gains - Class A                                               --        (205,781)             --         (59,552)
Net realized gains - Class B                                               --         (22,405)             --          (7,937)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (533,498)     (1,083,497)       (243,319)       (489,947)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           5,098,950       6,800,935       2,280,392       3,376,587
Reinvestment of distributions                                         267,654         591,012         128,254         270,252
Cost of shares redeemed                                            (1,393,001)     (2,527,409)       (796,945)     (1,351,915)
                                                                 ------------    ------------    ------------    ------------
                                                                    3,973,603       4,864,538       1,611,701       2,294,924
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             987,384       1,624,095         622,987       1,012,509
Reinvestment of distributions                                          18,772          37,096          20,345          37,378
Cost of shares redeemed                                              (104,352)       (246,242)        (52,451)       (176,741)
                                                                 ------------    ------------    ------------    ------------
                                                                      901,804       1,414,949         590,881         873,146
                                                                 ------------    ------------    ------------    ------------
Net increase from share transactions                                4,875,407       6,279,487       2,202,582       3,168,070
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          5,501,533       7,268,648       2,460,003       3,678,199

Net Assets
Beginning of period                                                25,763,515      18,494,867      11,364,577       7,686,378
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $31,265,048     $25,763,515     $13,824,580     $11,364,577
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $    10,555     $     4,369     $     3,137     $     3,706
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  405,113         551,238         162,415         251,474
Issued for distributions reinvested                                    21,237          47,977           9,228          19,935
Redeemed                                                             (109,712)       (207,380)        (57,239)        (99,741)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                            316,638         391,835         114,404         171,668
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   78,809         131,503          45,161          75,318
Issued for distributions reinvested                                     1,487           3,002           1,465           2,753
Redeemed                                                               (8,347)        (20,452)         (3,848)        (12,873)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             71,949         114,053          42,778          65,198
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           CONNECTICUT                       FLORIDA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   709,143     $ 1,247,070     $   729,082     $ 1,344,786
Net realized gain on investments                                      359,742         376,349         273,488         450,817
Net unrealized appreciation of investments                            325,205       1,143,070         549,972       1,465,562
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                1,394,090       2,766,489       1,552,542       3,261,165
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (610,709)     (1,108,108)       (692,000)     (1,273,775)
Net investment income - Class B                                       (98,949)       (166,043)        (42,792)        (57,559)
Net realized gains - Class A                                               --        (298,193)             --        (422,070)
Net realized gains - Class B                                               --         (60,519)             --         (28,830)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (709,658)     (1,632,863)       (734,792)     (1,782,234)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           3,272,448       8,267,518       3,662,692       6,538,967
Reinvestment of distributions                                         445,642       1,060,492         399,285       1,039,475
Cost of shares redeemed                                            (1,924,675)     (2,984,879)     (1,677,714)     (3,453,318)
                                                                 ------------    ------------    ------------    ------------
                                                                    1,793,415       6,343,131       2,384,263       4,125,124
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             647,533       2,316,714       1,083,288         909,926
Reinvestment of distributions                                          61,697         161,599          22,752          55,684
Cost of shares redeemed                                              (431,529)       (283,076)       (162,560)        (37,834)
                                                                 ------------    ------------    ------------    ------------
                                                                      277,701       2,195,237         943,480         927,776
                                                                 ------------    ------------    ------------    ------------
Net increase from share transactions                                2,071,116       8,538,368       3,327,743       5,052,900
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          2,755,548       9,671,994       4,145,493       6,531,831

Net Assets
Beginning of period                                                35,912,783      26,240,789      36,877,849      30,346,018
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $38,668,331     $35,912,783     $41,023,342     $36,877,849
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     5,092     $     5,607     $     7,742     $    13,452
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  239,443         609,202         261,729         476,539
Issued for distributions reinvested                                    32,442          78,516          28,561          75,745
Redeemed                                                             (140,143)       (221,790)       (119,942)       (252,288)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                            131,742         465,928         170,348         299,996
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   47,192         170,813          77,631          66,089
Issued for distributions reinvested                                     4,495          11,959           1,626           4,050
Redeemed                                                              (31,288)        (20,942)        (11,762)         (2,739)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             20,399         161,830          67,495          67,400
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                             GEORGIA                        MARYLAND
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   201,215     $   368,785     $   634,034     $ 1,088,931
Net realized gain on investments                                       80,206         131,039         198,056         201,474
Net unrealized appreciation of investments                            158,235         386,269         594,581       1,291,809
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                  439,656         886,093       1,426,671       2,582,214
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (172,239)       (327,720)       (543,732)       (912,310)
Net investment income - Class B                                       (26,923)        (39,470)        (92,550)       (167,706)
Net realized gains - Class A                                               --         (98,015)             --         (68,751)
Net realized gains - Class B                                               --         (18,087)             --         (14,982)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (199,162)       (483,292)       (636,282)     (1,163,749)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                             332,167         864,645       1,823,120      10,709,400
Reinvestment of distributions                                         133,205         340,377         273,606         587,940
Cost of shares redeemed                                              (455,796)       (672,078)       (953,723)     (1,997,872)
                                                                 ------------    ------------    ------------    ------------
                                                                        9,576         532,944       1,143,003       9,299,468
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             218,733         877,924         442,472       1,614,435
Reinvestment of distributions                                          16,413          43,540          63,351         127,141
Cost of shares redeemed                                               (16,835)       (160,693)       (445,201)       (339,689)
                                                                 ------------    ------------    ------------    ------------
                                                                      218,311         760,771          60,622       1,401,887
                                                                 ------------    ------------    ------------    ------------
Net increase from share transactions                                  227,887       1,293,715       1,203,625      10,701,355
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                            468,381       1,696,516       1,994,014      12,119,820

Net Assets
Beginning of period                                                 9,855,239       8,158,723      34,351,786      22,231,966
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $10,323,620      $9,855,239     $36,345,800     $34,351,786
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     3,976      $    1,923     $    11,153     $    13,401
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                   23,795          62,433         128,015         771,193
Issued for distributions reinvested                                     9,506          24,815          19,177          42,298
Redeemed                                                              (32,108)        (49,402)        (66,807)       (144,071)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                              1,193          37,846          80,385         669,420
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   15,675          63,744          31,040         116,422
Issued for distributions reinvested                                     1,171           3,174           4,438           9,145
Redeemed                                                               (1,202)        (11,637)        (31,167)        (24,827)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             15,644          55,281           4,311         100,740
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                         MASSACHUSETTS                      MICHIGAN
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   584,446     $ 1,171,060     $   901,121     $ 1,831,794
Net realized gain on investments                                      423,500         341,290         236,234         886,009
Net unrealized appreciation of investments                            280,398       1,211,861         694,993       1,292,989
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                1,288,344       2,724,211       1,832,348       4,010,792
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (513,292)     (1,058,097)       (897,894)     (1,735,045)
Net investment income - Class B                                       (64,700)       (113,731)        (29,666)        (56,208)
Net realized gains - Class A                                               --        (294,237)             --        (849,967)
Net realized gains - Class B                                               --         (44,120)             --         (35,722)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (577,992)     (1,510,185)       (927,560)     (2,676,942)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           1,629,809       2,472,698       2,377,324       4,923,454
Reinvestment of distributions                                         425,078       1,111,132         564,790       1,747,620
Cost of shares redeemed                                            (1,452,875)     (3,598,118)     (3,216,647)     (4,764,061)
                                                                 ------------    ------------    ------------    ------------
                                                                      602,012         (14,288)       (274,533)      1,907,013
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             956,609       1,232,296          69,962         372,969
Reinvestment of distributions                                          55,977         136,514          22,974          69,067
Cost of shares redeemed                                              (506,881)       (423,745)       (266,375)       (178,474)
                                                                 ------------    ------------    ------------    ------------
                                                                      505,705         945,065        (173,439)        263,562
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                     1,107,717         930,777        (447,972)      2,170,575
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          1,818,069       2,144,803         456,816       3,504,425

Net Assets
Beginning of period                                                29,541,674      27,396,871      43,749,303      40,244,878
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $31,359,743     $29,541,674     $44,206,119     $43,749,303
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     9,479     $     3,025     $    15,400     $    41,839
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  132,264         201,907         181,876         379,099
Issued for distributions reinvested                                    34,191          91,121          42,970         134,292
Redeemed                                                             (117,075)       (297,357)       (243,701)       (363,438)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  49,380          (4,329)        (18,855)        149,953
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   77,649         101,138           5,267          28,635
Issued for distributions reinvested                                     4,499          11,178           1,750           5,312
Redeemed                                                              (41,011)        (34,474)        (20,358)        (13,655)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  41,137          77,842         (13,341)         20,292
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                           MINNESOTA                        MISSOURI
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   280,268     $   509,403     $   179,480     $   284,357
Net realized gain on investments                                       36,241          51,819          44,407          70,172
Net unrealized appreciation of investments                            231,883         486,434         196,864         380,977
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                  548,392       1,047,656         420,751         735,506
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (265,069)       (494,136)       (137,267)       (236,678)
Net investment income - Class B                                       (16,231)        (15,590)        (37,647)        (49,620)
Net realized gains - Class A                                               --              --              --              --
Net realized gains - Class B                                               --              --              --              --
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (281,300)       (509,726)       (174,914)       (286,298)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                             858,950       1,749,762       1,099,901       2,138,978
Reinvestment of distributions                                         218,361         406,466          71,472         122,440
Cost of shares redeemed                                              (245,588)       (740,273)       (366,484)       (547,038)
                                                                 ------------    ------------    ------------    ------------
                                                                      831,723       1,415,955         804,889       1,714,380
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             294,296         560,200         631,940       1,312,609
Reinvestment of distributions                                          11,976          11,571          28,923          36,936
Cost of shares redeemed                                               (36,367)             --         (20,155)        (65,115)
                                                                 ------------    ------------    ------------    ------------
                                                                      269,905         571,771         640,708       1,284,430
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                     1,101,628       1,987,726       1,445,597       2,998,810
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          1,368,720       2,525,656       1,691,434       3,448,018

Net Assets
Beginning of period                                                13,080,029      10,554,373       8,752,008       5,303,990
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $14,448,749     $13,080,029     $10,443,442      $8,752,008
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     2,245     $     3,277     $     4,884      $      318
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                   70,510         147,601          79,533         161,528
Issued for distributions reinvested                                    17,906          34,336           5,177           9,192
Redeemed                                                              (20,154)        (62,644)        (26,659)        (41,256)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                             68,262         119,293          58,051         129,464
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   24,210          46,651          45,887          99,611
Issued for distributions reinvested                                       981             973           2,093           2,765
Redeemed                                                               (2,944)             --          (1,464)         (4,944)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             22,247          47,624          46,516          97,432
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           NEW JERSEY                   NORTH CAROLINA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $ 1,359,728     $ 2,766,264     $   452,692     $   754,128
Net realized gain on investments                                      595,665       1,386,326         197,493          76,344
Net unrealized appreciation of investments                            669,168       2,207,843         364,556       1,053,757
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                2,624,561       6,360,433       1,014,741       1,884,229
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                    (1,268,135)     (2,628,802)       (375,691)       (667,439)
Net investment income - Class B                                      (111,008)       (190,517)        (68,360)        (82,852)
Net realized gains - Class A                                               --      (1,262,352)             --              --
Net realized gains - Class B                                               --        (119,783)             --              --
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                (1,379,143)     (4,201,454)       (444,051)       (750,291)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           3,065,181       8,566,598       1,752,034       5,154,214
Reinvestment of distributions                                         829,330       2,812,328         273,089         485,130
Cost of shares redeemed                                            (6,033,723)     (8,564,519)       (935,263)     (1,467,437)
                                                                 ------------    ------------    ------------    ------------
                                                                   (2,139,212)      2,814,407       1,089,860       4,171,907
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                           1,489,885       1,670,702         954,530       1,744,496
Reinvestment of distributions                                          84,607         248,494          53,993          63,969
Cost of shares redeemed                                              (295,597)       (618,837)       (194,189)        (41,162)
                                                                 ------------    ------------    ------------    ------------
                                                                    1,278,895       1,300,359         814,334       1,767,303
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      (860,317)      4,114,766       1,904,194       5,939,210
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                            385,101       6,273,745       2,474,884       7,073,148

Net Assets
Beginning of period                                                71,300,942      65,027,197      22,228,998      15,155,850
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $71,686,043     $71,300,942     $24,703,882     $22,228,998
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     6,583     $    25,998     $    17,852     $     9,211
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  226,973         641,286         127,632         392,201
Issued for distributions reinvested                                    61,537         210,525          19,893          36,558
Redeemed                                                             (449,785)       (640,321)        (68,647)       (109,391)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                (161,275)        211,490          78,878         319,368
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                  111,214         125,626          69,836         130,594
Issued for distributions reinvested                                     6,293          18,654           3,928           4,810
Redeemed                                                              (22,088)        (45,944)        (14,118)         (3,111)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             95,419          98,336          59,646         132,293
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                              OHIO                           OREGON
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   533,248     $   956,709     $   524,321     $   892,719
Net realized gain on investments                                       94,851         370,990           5,768         134,883
Net unrealized appreciation of investments                            572,936       1,013,482         573,015       1,015,764
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                1,201,035       2,341,181       1,103,104       2,043,366
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (482,711)       (888,092)       (459,564)       (827,447)
Net investment income - Class B                                       (55,192)        (62,987)        (51,794)        (76,197)
Net realized gains - Class A                                               --        (332,660)             --              --
Net realized gains - Class B                                               --         (37,974)             --              --
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (537,903)     (1,321,713)       (511,358)       (903,644)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           2,639,060       2,816,788       2,720,565       5,539,804
Reinvestment of distributions                                         344,299         928,997         358,163         655,346
Cost of shares redeemed                                            (1,514,644)     (1,944,386)     (1,542,685)     (1,989,723)
                                                                 ------------    ------------    ------------    ------------
                                                                    1,468,715       1,801,399       1,536,043       4,205,427
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                           1,072,166       1,116,682         648,436       1,581,506
Reinvestment of distributions                                          42,466          79,350          46,302          70,609
Cost of shares redeemed                                              (164,360)       (111,590)       (435,015)       (189,357)
                                                                 ------------    ------------    ------------    ------------
                                                                      950,272       1,084,442         259,723       1,462,758
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                     2,418,987       2,885,841       1,795,766       5,668,185
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          3,082,119       3,905,309       2,387,512       6,807,907

Net Assets
Beginning of period                                                25,345,327      21,440,018      25,733,152      18,925,245
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $28,427,446     $25,345,327     $28,120,664     $25,733,152
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $     1,174     $     5,829     $    12,992     $        29
                                                                 ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                                                  203,444         220,345         204,606         424,769
Issued for distributions reinvested                                    26,492          72,686          26,736          50,442
Redeemed                                                             (117,443)       (151,806)       (115,799)       (153,336)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                            112,493         141,225         115,543         321,875
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   83,582          86,682          48,585         120,789
Issued for distributions reinvested                                     3,264           6,198           3,460           5,436
Redeemed                                                              (12,719)         (8,707)        (32,861)        (14,404)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             74,127          84,173          19,184         111,821
                                                                 ============    ============    ============    ============
See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                 ------------------------------------------------------------
                                                                          PENNSYLVANIA                      VIRGINIA
                                                                 ----------------------------    ----------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $   935,884     $ 1,851,894     $   917,161     $ 1,535,587
Net realized gain on investments                                      150,738         501,594         335,368         260,150
Net unrealized appreciation of investments                            686,874       2,264,128         515,321       1,795,007
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                1,773,496       4,617,616       1,767,850       3,590,744
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                                      (888,754)     (1,736,394)       (819,692)     (1,455,054)
Net investment income - Class B                                       (51,917)        (94,951)        (41,764)        (58,555)
Net realized gains - Class A                                               --        (414,823)             --        (223,991)
Net realized gains - Class B                                               --         (29,964)             --         (13,112)
                                                                 ------------    ------------    ------------    ------------
Total distributions                                                  (940,671)     (2,276,132)       (861,456)     (1,750,712)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                           2,800,411       6,142,481       2,320,158       9,201,782
Reinvestment of distributions                                         544,796       1,372,287         377,802         828,621
Cost of shares redeemed                                            (2,853,917)     (4,250,145)     (2,027,889)     (3,935,591)
                                                                 ------------    ------------    ------------    ------------
                                                                      491,290       3,264,623         670,071       6,094,812
                                                                 ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                             215,684         840,555         416,876       1,066,567
Reinvestment of distributions                                          31,762          84,125          31,222          59,326
Cost of shares redeemed                                              (285,643)       (382,030)        (18,356)       (311,195)
                                                                 ------------    ------------    ------------    ------------
                                                                      (38,197)        542,650         429,742         814,698
                                                                 ------------    ------------    ------------    ------------
Net increase from share transactions                                  453,093       3,807,273       1,099,813       6,909,510
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets                                          1,285,918       6,148,757       2,006,207       8,749,542

Net Assets
Beginning of period                                                48,360,415      42,211,658      42,794,103      34,044,561
                                                                 ------------    ------------    ------------    ------------
End of period+                                                    $49,646,333     $48,360,415     $44,800,310     $42,794,103
                                                                 ============    ============    ============    ============
+Includes undistributed net investment income of                  $    16,526     $    21,313     $    77,683     $    21,978
                                                                 ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  204,586         461,283         171,151         690,943
Issued for distributions reinvested                                    39,901         102,353          27,694          62,035
Redeemed                                                             (209,647)       (318,503)       (149,399)       (296,954)
                                                                 ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                             34,840         245,133          49,446         456,024
                                                                 ============    ============    ============    ============
Class B:
Sold                                                                   15,817          62,763          30,495          80,229
Issued for distributions reinvested                                     2,330           6,283           2,295           4,452
Redeemed                                                              (21,157)        (28,501)         (1,334)        (23,567)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  (3,010)         40,545          31,456          61,114
                                                                 ============    ============    ============    ============
See notes to financial statements







Notes to Financial Statements
June 30, 2003


1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.



The municipal securities in which the other Funds invest are traded primarily in the over-the-counter market. Such securities are valued daily based upon prices provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.
At December 31, 2002, capital loss carryovers were as follows:

                                            Year Capital Loss
                                            Carryovers Expire
                                     ------------------------
Fund                Total              2007              2008
------            -------           -------           -------
Minnesota         $ 6,820           $ 6,201           $   619
Missouri            5,913             5,913                --
North Carolina     39,327            12,824            26,503
Oregon              1,814             1,814                --



Notes to Financial Statements (continued)
June 30, 2003


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2003, The Bank of New York, custodian for the Funds, has provided credits in the amount of $42,068 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At June 30, 2003, paid-in capital of The Tax-Exempt Money Market Fund amounted to $20,303,332. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class B. Class A shares are sold with an initial sales charge of up to 5.75% (6.25% prior to June 17, 2002) of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.




Notes to Financial Statements (continued)
June 30, 2003


4. Security Transactions--For the six months ended June 30, 2003, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                 Cost of       Proceeds
Fund                           Purchases       of Sales
----------------------      ------------   ------------
Insured Intermediate        $ 33,391,300   $ 13,901,804
Insured Tax Exempt           108,089,794    126,903,245
Insured Tax Exempt II         66,738,739     50,459,597
New York Insured              17,958,317     19,699,226
Arizona                        6,138,315      4,265,900
California                    11,929,104      7,309,633
Colorado                       3,637,695      1,595,197
Connecticut                    7,016,967      4,244,893
Florida                       11,548,834      8,019,358
Georgia                        1,462,004      1,104,836
Maryland                       5,057,528      3,818,404
Massachusetts                  4,521,888      3,529,935
Michigan                       7,780,287      7,915,433
Minnesota                      2,823,290      1,611,013
Missouri                       1,899,407        741,475
New Jersey                    15,161,830     14,684,222
North Carolina                 4,063,794      2,542,984
Ohio                           6,757,016      4,252,405
Oregon                         2,177,871        331,072
Pennsylvania                   1,818,798      1,686,254
Virginia                       6,051,668      5,072,988



At June 30, 2003, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           Gross          Gross           Net
                         Aggregate    Unrealized     Unrealized     Unrealized
Fund                          Cost  Appreciation   Depreciation   Appreciation
---------------------  -----------  ------------   ------------   ------------
Insured Intermediate  $ 55,273,899  $  2,383,092        $32,006   $  2,351,086
Insured Tax Exempt     791,027,511   119,735,970             --    119,735,970
Insured Tax Exempt II   88,782,561     5,365,603         42,162      5,323,441
New York Insured       178,501,952    19,282,135         15,920     19,266,215
Arizona                 22,779,544     2,009,324          3,001      2,006,323
California              28,358,651     2,790,834          1,614      2,789,220
Colorado                12,523,952     1,063,130         15,825      1,047,305
Connecticut             35,334,628     2,913,702             --      2,913,702
Florida                 36,653,363     3,714,696            878      3,713,818
Georgia                  9,216,320     1,017,633             --      1,017,633
Maryland                32,702,196     2,946,113         22,440      2,923,673
Massachusetts           27,977,070     2,915,603             --      2,915,603
Michigan                38,669,342     4,891,961             --      4,891,961
Minnesota               13,330,626     1,169,846          9,626      1,160,220
Missouri                 9,444,800       785,060             --        785,060
New Jersey              64,698,445     6,915,171          3,230      6,911,941
North Carolina          21,881,153     2,064,819             --      2,064,819
Ohio                    25,346,171     2,845,479             --      2,845,479
Oregon                  25,331,297     2,482,001          2,462      2,479,539
Pennsylvania            43,037,176     5,543,776             --      5,543,776
Virginia                40,132,892     3,778,677             --      3,778,677

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2003, total directors/trustees fees accrued by the Funds amounted to $25,985.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money



Notes to Financial Statements (continued)
June 30, 2003


Market and Insured Intermediate is payable monthly, at the rate of .50% and ..60%, respectively, of the Fund's average daily net assets. The annual fee for Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the six months ended June 30, 2003, advisory fees accrued to FIMCO by the Funds were $6,535,055 of which $1,501,937 was waived. In addition, other expenses in the amount of $313,463 were assumed by FIMCO.

For the six months ended June 30, 2003, FIC, as underwriter, received $1,584,263, in commissions from the sale of shares of the Funds after allowing $1,094,191 to other dealers. Shareholder servicing costs included $486,983 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the six months ended June 30, 2003, total distribution plan fees accrued to FIC by the Funds amounted to $2,651,157. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.



This page intentionally left blank.




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
-------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1998            $ 1.00       $.027         $   --      $ .027       $.027      $   --         $ .027
1999              1.00        .026             --        .026        .026          --           .026
2000              1.00        .034             --        .034        .034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008
2003(a)           1.00        .002             --        .002        .002          --           .002

Class B
-------
1998              1.00        .018             --        .018        .018          --           .018
1999              1.00        .018             --        .018        .018          --           .018
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003(a)           1.00          --             --          --          --          --             --
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1998            $ 5.93       $.288         $ .086      $ .374        $.294      $  --          $.294
1999              6.01        .231          (.200)       .031         .231         --           .231
2000              5.81        .254           .319        .573         .252       .031           .283
2001              6.10        .243           .049        .292         .245       .137           .382
2002              6.01        .208           .543        .751         .208       .103           .311
2003(a)           6.45        .082           .159        .241         .081         --           .081

Class B
-------
1998              5.93        .226           .098        .324         .234         --           .234
1999              6.02        .173          (.202)      (.029)        .171         --           .171
2000              5.82        .208           .315        .523         .202       .031           .233
2001              6.11        .195           .050        .245         .198       .137           .335
2002              6.02        .159           .544        .703         .160       .103           .263
2003(a)           6.46        .057           .160        .217         .057         --           .057
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1998            $10.45       $.475         $ .099      $ .574        $.474      $  --          $.474
1999             10.55        .515          (.889)      (.374)        .466         --           .466
2000              9.71        .468           .656       1.124         .504         --           .504
2001             10.33        .460          (.099)       .361         .470       .071           .541
2002             10.15        .446           .560       1.006         .452       .244           .696
2003(a)          10.46        .214           .218        .432         .212         --           .212

Class B
-------
1998             10.45        .400           .096        .496         .396         --           .396
1999             10.55        .431          (.877)      (.446)        .394         --           .394
2000              9.71        .395           .657       1.052         .432         --           .432
2001             10.33        .385          (.106)       .279         .398       .071           .469
2002             10.14        .370           .564        .934         .380       .244           .624
2003(a)          10.45        .174           .222        .396         .176         --           .176
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1998                         $ 1.00      2.77        $   16,310         .80        2.73        1.19        2.34         N/A
1999                           1.00      2.61            16,478         .80        2.58        1.20        2.18         N/A
2000                           1.00      3.43            17,553         .80        3.38        1.09        3.09         N/A
2001                           1.00      2.17            20,185         .80        2.10         .88        2.02         N/A
2002                           1.00       .81            18,409         .80         .81         .92         .69         N/A
2003(a)                        1.00       .20            20,246         .80+        .40+       1.15+        .05+        N/A

Class B
-------
1998                           1.00      1.78                 1        1.55        1.98        1.94        1.59         N/A
1999                           1.00      1.82                 1        1.55        1.83        1.95        1.43         N/A
2000                           1.00      2.66               140        1.55        2.63        1.84        2.34         N/A
2001                           1.00      1.41                30        1.55        1.35        1.63        1.27         N/A
2002                           1.00       .12                64        1.48         .13        1.60         .01         N/A
2003(a)                        1.00       .00                57        1.20+         --        1.55+       (.35)+       N/A
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1998                         $ 6.01      6.47        $    8,674         .50        4.80        1.20        4.10         163
1999                           5.81       .51             8,263         .50        3.88        1.18        3.20         142
2000                           6.10      1.11             9,070         .67        4.32        1.11        3.88          76
2001                           6.01      4.82            11,298         .75        3.90        1.05        3.60         134
2002                           6.45     12.67            29,560         .75        3.27        1.14        2.88         168
2003(a)                        6.61      3.76            46,823         .85+       2.53+       1.14+       2.24+         29

Class B
-------
1998                           6.02      5.57             1,000         1.50        3.80       1.90        3.40         163
1999                           5.82      (.50)            1,154         1.50        2.88       1.88        2.50         142
2000                           6.11      9.16             1,506         1.50        3.49       1.81        3.18          76
2001                           6.02      4.02             2,674         1.50        3.15       1.80        2.85         134
2002                           6.46     11.80             7,907         1.50        2.52       1.89        2.13         168
2003(a)                        6.62      3.37            11,688         1.60+       1.78+      1.89+       1.49+         29
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1998                         $10.55      5.62        $1,118,898         1.11        4.51        N/A         N/A          19
1999                           9.71     (3.63)          958,668         1.12        5.03        N/A         N/A          31
2000                          10.33     11.93           945,502         1.09        4.69       1.12        4.66          27
2001                          10.15      3.51           901,699         1.05        4.43       1.10        4.38          32
2002                          10.46     10.10           915,763         1.03        4.26       1.10        4.19          29
2003(a)                       10.68      4.17           918,254         1.03+       4.09+      1.12+       4.00+         12

Class B
-------
1998                          10.55      4.83             3,878         1.83        3.79        N/A         N/A          19
1999                           9.71     (4.31)            4,290         1.85        4.30        N/A         N/A          31
2000                          10.33     11.12             4,368         1.82        3.96       1.85        3.93          27
2001                          10.14      2.70             5,260         1.78        3.70       1.83        3.65          32
2002                          10.45      9.36             5,553         1.76        3.53       1.83        3.46          29
2003(a)                       10.67      3.82             5,171         1.76+       3.36+      1.85+       3.27+         12
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
--------------------------
Class A
-------
1998            $14.41       $.660         $ .390      $1.050       $.660      $ .240         $ .900
1999             14.56        .670          (.940)      (.270)       .650        .030           .680
2000             13.61        .668          1.120       1.788        .681        .417          1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003(a)          15.27        .266           .458        .724        .264          --           .264

Class B
-------
2000***          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003(a)          15.26        .209           .450        .659        .209          --           .209
---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1998            $14.86       $.674         $ .137      $ .811       $.676      $ .145         $ .821
1999             14.85        .718         (1.249)      (.531)       .659          --           .659
2000             13.66        .646          1.000       1.646        .696          --           .696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003(a)          14.90        .291           .326        .617        .297          --           .297

Class B
-------
1998             14.86        .569           .134        .703        .568        .145           .713
1999             14.85        .618         (1.250)      (.632)       .558          --           .558
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003(a)          14.89        .236           .327        .563        .243          --           .243
---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1998            $13.46       $.657         $ .155      $ .812       $.652        $ --         $ .652
1999             13.62        .707          (.955)      (.248)       .662          --           .662
2000             12.71        .644           .698       1.342        .692          --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003(a)          13.98        .281           .275        .556        .286          --           .286

Class B
-------
1998             13.45        .549           .155        .704        .544          --           .544
1999             13.61        .603          (.948)      (.345)       .555          --           .555
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003(a)          13.98        .227           .275        .502        .232          --           .232
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
--------------------------
Class A
-------
1998                         $14.56      7.39          $ 16,909         .80        4.50        1.73        3.57         172
1999                          13.61     (1.92)           15,842         .80        4.72        1.73        3.79         205
2000                          14.30     13.50            15,966         .80        4.78        1.78        3.80         167
2001                          14.33      5.43            29,851        1.00        4.03        1.52        3.51         190
2002                          15.27     12.34            64,728        1.00        3.67        1.47        3.20         147
2003(a)                       15.73      4.78            78,930        1.00+       3.47+       1.50+       2.97+         60

Class B
-------
2000***                       14.30       .89                52        1.31+       4.18+       2.84+       2.65+        167
2001                          14.33      4.63             3,019        1.75        3.28        2.27        2.76         190
2002                          15.26     11.49            12,771        1.75        2.92        2.22        2.45         147
2003(a)                       15.71      4.34            17,350        1.75+       2.72+       2.25+       2.22+         60
---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1998                         $14.85      5.59          $187,544        1.12        4.54        1.22        4.44          44
1999                          13.66     (3.67)          164,622        1.09        4.99        1.21        4.87          55
2000                          14.61     12.41           167,877        1.06        4.62        1.20        4.48          20
2001                          14.44      3.14           171,962        1.01        4.22        1.16        4.07          48
2002                          14.90     10.45           186,992         .99        4.11        1.14        3.96          70
2003(a)                       15.22      4.18           191,006        1.00+       3.90+       1.15+       3.75+          9

Class B
-------
1998                          14.85      4.84             5,271        1.82        3.84        1.92        3.74          44
1999                          13.66     (4.34)            4,734        1.79        4.29        1.91        4.17          55
2000                          14.61     11.65             4,509        1.76        3.92        1.90        3.78          20
2001                          14.44      2.40             6,981        1.74        3.49        1.89        3.34          48
2002                          14.89      9.59            10,293        1.74        3.36        1.89        3.21          70
2003(a)                       15.21      3.81             9,651        1.75+       3.15+       1.90+       3.00+          9
---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
---------------
Class A
-------
1998                         $13.62      6.17          $ 10,873         .50        4.88        1.13        4.25          50
1999                          12.71     (1.88)           11,746         .50        5.37        1.15        4.72          62
2000                          13.36     10.89            14,785         .60        5.01        1.12        4.49          42
2001                          13.35      4.56            16,652         .65        4.55        1.20        4.00          36
2002                          13.98     10.12            20,148         .75        4.19        1.17        3.77          28
2003(a)                       14.25      4.02            22,956         .75+       4.05+       1.23+       3.57+         18

Class B
-------
1998                          13.61      5.33               489        1.30        4.08        1.93        3.45          50
1999                          12.71     (2.60)              508        1.30        4.57        1.95        3.92          62
2000                          13.35      9.94               823        1.40        4.21        1.92        3.69          42
2001                          13.34      3.80             1,485        1.40        3.80        1.95        3.25          36
2002                          13.98      9.34             2,111        1.50        3.44        1.92        3.02          28
2003(a)                       14.25      3.62             2,636        1.50+       3.30+       1.98+       2.82+         18
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1998            $12.12       $.558         $ .190      $ .748       $.554      $ .114          $.668
1999             12.20        .609          (.952)      (.343)       .558        .019           .577
2000             11.28        .571           .916       1.487        .600        .157           .757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003(a)          12.47        .242           .268        .510        .240          --           .240

Class B
-------
1998             12.12        .458           .184        .642        .458        .114           .572
1999             12.19        .511          (.949)      (.438)       .463        .019           .482
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003(a)          12.47        .195           .267        .462        .192          --           .192
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1998            $12.99       $.644         $ .152      $ .796       $.636        $ --          $.636
1999             13.15        .634          (.907)      (.273)       .637          --           .637
2000             12.24        .640           .752       1.392        .642          --           .642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003(a)          13.75        .285           .301        .586        .286          --           .286

Class B
-------
1998             12.98        .538           .160        .698        .528          --           .528
1999             13.15        .534          (.914)      (.380)       .530          --           .530
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003(a)          13.74        .232           .310        .542        .232          --           .232
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1998            $13.17       $.607         $ .186      $ .793       $.603        $ --          $.603
1999             13.36        .651          (.902)      (.251)       .619          --           .619
2000             12.49        .615           .653       1.268        .648          --           .648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003(a)          13.62        .269           .251        .520        .270          --           .270

Class B
-------
1998             13.17        .500           .176        .676        .496          --           .496
1999             13.35        .552          (.901)      (.349)       .511          --           .511
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003(a)          13.61        .218           .248        .466        .216          --           .216
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------

CALIFORNIA FUND
---------------
Class A
-------
1998                         $12.20      6.31           $14,614         .80        4.59        1.17        4.22          79
1999                          11.28     (2.88)           13,383         .80        5.15        1.17        4.79          49
2000                          12.01     13.56            14,765         .70        4.94        1.08        4.56          50
2001                          11.86      3.78            17,449         .65        4.52        1.14        4.03          36
2002                          12.47     10.53            23,240         .75        4.14        1.16        3.73          51
2003(a)                       12.74      4.13            27,771         .75+       3.89+       1.22+       3.42+         26

Class B
-------
1998                          12.19      5.40               479        1.60        3.79        1.97        3.42          79
1999                          11.27     (3.67)              483        1.60        4.35        1.97        3.99          49
2000                          12.01     12.74               692        1.50        4.14        1.88        3.76          50
2001                          11.86      3.01             1,046        1.40        3.77        1.89        3.28          36
2002                          12.47      9.67             2,523        1.50        3.39        1.91        2.98          51
2003(a)                       12.74      3.73             3,494        1.50+       3.14+       1.97+       2.67+         26
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1998                         $13.15      6.27           $ 3,571         .40        4.96        1.26        4.10          25
1999                          12.24     (2.15)            4,068         .47        4.99        1.28        4.18          40
2000                          12.99     11.71             5,139         .50        5.14        1.29        4.35          46
2001                          13.03      5.24             7,268         .50        4.70        1.15        4.05          61
2002                          13.75     10.76            10,027         .60        4.28        1.27        3.61          32
2003(a)                       14.05      4.31            11,857         .60+       4.12+       1.33+       3.39+         13

Class B
-------
1998                          13.15      5.48               374        1.20        4.16        2.06        3.30          25
1999                          12.24     (2.96)              372        1.27        4.19        2.08        3.38          40
2000                          12.98     10.78               297        1.30        4.34        2.09        3.55          46
2001                          13.03      4.56               419        1.25        3.95        1.90        3.30          61
2002                          13.74      9.89             1,337        1.35        3.53        2.02        2.86          32
2003(a)                       14.05      3.98             1,968        1.35+       3.37+       2.08+       2.64+         13
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1998                         $13.36      6.15           $17,434         .80        4.58        1.16        4.22          25
1999                          12.49     (1.93)           17,903         .80        5.04        1.15        4.69          47
2000                          13.11     10.45            19,952         .80        5.40        1.14        5.06          18
2001                          13.07      4.26            22,552         .80        4.57        1.19        4.18          33
2002                          13.62      9.86            29,865         .80        4.20        1.20        3.80          52
2003(a)                       13.87      3.85            32,228         .85+       3.95+       1.21+       3.59+         12

Class B
-------
1998                          13.35      5.22             3,484        1.60        3.78        1.96        3.42          25
1999                          12.49     (2.67)            3,205        1.60        4.24        1.95        3.89          47
2000                          13.11      9.58             3,539        1.60        4.60        1.94        4.26          18
2001                          13.06      3.43             3,689        1.55        3.82        1.94        3.43          33
2002                          13.61      9.09             6,048        1.55        3.45        1.95        3.05          52
2003(a)                       13.86      3.45             6,440        1.60+       3.20+       1.96+       2.84+         12
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1998            $13.62       $.616         $ .195      $ .811       $.613      $ .068          $.681
1999             13.75        .679         (1.074)      (.395)       .625          --           .625
2000             12.73        .621           .812       1.433        .672        .111           .783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003(a)          13.83        .268           .293        .561        .271          --           .271

Class B
-------
1998             13.63        .507           .186        .693        .505        .068           .573
1999             13.75        .572         (1.065)      (.493)       .517          --           .517
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003(a)          13.83        .217           .300        .517        .217          --           .217
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1998            $13.13       $.645         $ .135      $ .780       $.640        $ --          $.640
1999             13.27        .633         (1.025)      (.392)       .638          --           .638
2000             12.24        .632           .988       1.620        .630          --           .630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003(a)          13.86        .285           .317        .602        .282          --           .282

Class B
-------
1998             13.11        .539           .133        .672        .532          --           .532
1999             13.25        .540         (1.029)      (.489)       .531          --           .531
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003(a)          13.84        .232           .326        .558        .228          --           .228
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1998            $13.43       $.651         $ .186      $ .837       $.647        $ --          $.647
1999             13.62        .658          (.994)      (.336)       .654          --           .654
2000             12.63        .626           .854       1.480        .630          --           .630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003(a)          14.14        .266           .321        .587        .267          --           .267

Class B
-------
1998             13.43        .543           .186        .729        .539          --           .539
1999             13.62        .551          (.995)      (.444)       .546          --           .546
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003(a)          14.14        .213           .320        .533        .213          --           .213
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------

FLORIDA FUND
------------
Class A
-------
1998                         $13.75      6.09           $25,873         .80        4.50        1.10        4.20          44
1999                          12.73     (2.93)           23,729         .80        5.12        1.12        4.80          68
2000                          13.38     11.61            25,823         .80        4.81        1.12        4.49          59
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003(a)                       14.12      4.09            37,666         .85+       3.85+       1.19+       3.51+         21

Class B
-------
1998                          13.75      5.19               858        1.60        3.70        1.90        3.40          44
1999                          12.74     (3.65)              789        1.60        4.32        1.92        4.00          68
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003(a)                       14.13      3.77             3,358        1.60+       3.10+       1.94+       2.76+         21
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1998                         $13.27      6.08           $ 3,162         .40        4.92        1.20        4.12          36
1999                          12.24     (3.04)            5,527         .48        4.99        1.19        4.28          57
2000                          13.23     13.61             6,278         .50        5.03        1.10        4.43          40
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003(a)                       14.18      4.38             8,535         .60+       4.10+       1.31+       3.39+         11

Class B
-------
1998                          13.25      5.23               250        1.20        4.12        2.00        3.32          36
1999                          12.23     (3.78)              296        1.28        4.19        1.99        3.48          57
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003(a)                       14.17      4.06             1,789        1.35+       3.35+       2.06+       2.64+         11
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1998                         $13.62      6.38           $11,280         .50        4.84        1.16        4.18          33
1999                          12.63     (2.54)           12,579         .50        5.00        1.15        4.35          44
2000                          13.48     12.05            14,580         .60        4.86        1.14        4.32          35
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003(a)                       14.46      4.19            29,998         .85+       3.77+       1.19+       3.43+         11

Class B
-------
1998                          13.62      5.54             2,215        1.30        4.04        1.96        3.38          33
1999                          12.63     (3.33)            2,718        1.30        4.20        1.95        3.55          44
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003(a)                       14.46      3.80             6,348        1.60+       3.02+       1.94+       2.68+         11
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1998            $12.20       $.586         $ .049      $ .635       $.578       $.237          $.815
1999             12.02        .609          (.887)      (.278)       .572          --           .572
2000             11.17        .559           .721       1.280        .600          --           .600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003(a)          12.30        .244           .278        .522        .242          --           .242

Class B
-------
1998             12.19        .488           .061        .549        .482        .237           .719
1999             12.02        .520          (.894)      (.374)       .476          --           .476
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003(a)          12.30        .198           .286        .484        .194          --           .194
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1998            $13.06       $.591         $ .124      $ .715       $.589       $.096          $.685
1999             13.09        .603          (.938)      (.335)       .595          --           .595
2000             12.16        .612           .683       1.295        .606        .119           .725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003(a)          13.03        .268           .268        .536        .276          --           .276

Class B
-------
1998             13.05        .484           .123        .607        .481        .096           .577
1999             13.08        .502          (.930)      (.428)       .492          --           .492
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003(a)          13.01        .219           .269        .488        .228          --           .228
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1998            $11.63       $.592         $ .116      $ .708       $.588        $ --          $.588
1999             11.75        .597          (.785)      (.188)       .582          --           .582
2000             10.98        .581           .600       1.181        .591          --           .591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521
2003(a)          12.08        .251           .231        .482        .252          --           .252

Class B
-------
1998             11.63        .498           .114        .612        .492          --           .492
1999             11.75        .499          (.781)      (.282)       .488          --           .488
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003(a)          12.08        .204           .240        .444        .204          --           .204
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1998                         $12.02      5.33           $22,421         .80        4.82        1.15        4.47          49
1999                          11.17     (2.39)           20,507         .80        5.20        1.15        4.85          32
2000                          11.85     11.83            22,674         .80        4.95        1.16        4.59          38
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003(a)                       12.58      4.28            26,897         .85+       3.95+       1.21+       3.59+         12

Class B
-------
1998                          12.02      4.60             1,426        1.60        4.02        1.95        3.67          49
1999                          11.17     (3.19)            1,177        1.60        4.40        1.95        4.05          32
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003(a)                       12.59      3.97             4,462        1.60+       3.20+       1.96+       2.84+         12
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1998                         $13.09      5.60           $39,061         .89        4.51        1.13        4.27          20
1999                          12.16     (2.63)           36,506         .87        4.74        1.12        4.49          21
2000                          12.73     10.96            36,367         .87        4.94        1.12        4.69          23
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003(a)                       13.29      4.16            42,590         .96+       4.12+       1.21+       3.87+         18

Class B
-------
1998                          13.08      4.73             1,032        1.69        3.71        1.93        3.47          20
1999                          12.16     (3.34)              895        1.67        3.94        1.92        3.69          21
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003(a)                       13.27      3.79             1,616        1.71+       3.37+       1.96+       3.12+         18
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1998                         $11.75      6.23           $ 8,346         .50        5.08        1.23        4.35          22
1999                          10.98     (1.65)            8,363         .50        5.26        1.25        4.51          23
2000                          11.57     11.08             8,606         .50        5.21        1.15        4.56          32
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003(a)                       12.31      4.03            13,338         .60+       4.16+       1.33+       3.43+         12

Class B
-------
1998                          11.75      5.37                47        1.30        4.28        2.03        3.55          22
1999                          10.98     (2.46)               83        1.30        4.46        2.05        3.71          23
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003(a)                       12.32      3.70             1,111        1.35+       3.41+       2.08+       2.68+         12
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
--------------------
Class A
-------
1998            $12.78       $.634         $ .188      $ .822       $.632        $ --          $.632
1999             12.97        .650          (.904)      (.254)       .626          --           .626
2000             12.09        .618           .814       1.432        .642          --           .642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563
2003(a)          13.65        .275           .355        .630        .270          --           .270

Class B
-------
1998             12.78        .528           .187        .715        .525          --           .525
1999             12.97        .553          (.905)      (.352)       .518          --           .518
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003(a)          13.65        .224           .352        .576        .216          --           .216
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1998            $13.30       $.606         $ .153      $ .759       $.607       $.142          $.749
1999             13.31        .653          (.919)      (.266)       .594          --           .594
2000             12.45        .609           .650       1.259        .629          --           .629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003(a)          13.38        .266           .253        .519        .269          --           .269

Class B
-------
1998             13.28        .498           .153        .651        .499        .142           .641
1999             13.29        .537          (.909)      (.372)       .488          --           .488
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003(a)          13.34        .218           .243        .461        .221          --           .221
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1998            $12.66       $.593         $ .239      $ .832       $.592        $ --          $.592
1999             12.90        .606          (.900)      (.294)       .596          --           .596
2000             12.01        .595           .859       1.454        .604          --           .604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539
2003(a)          13.57        .275           .335        .610        .270          --           .270

Class B
-------
1998             12.66        .491           .233        .724        .484          --           .484
1999             12.90        .490          (.891)      (.401)       .489          --           .489
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003(a)          13.58        .224           .328        .552        .222          --           .222
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1998                         $12.97      6.59           $ 2,087         .40        4.97        1.30        4.07          17
1999                          12.09     (2.02)            2,471         .47        5.20        1.50        4.17          66
2000                          12.88     12.21             3,344         .50        5.04        1.39        4.15          35
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003(a)                       14.01      4.66             7,641         .60+       4.02+       1.47+       3.15+          8

Class B
-------
1998                          12.97      5.71               172        1.20        4.17        2.10        3.27          17
1999                          12.10     (2.78)              210        1.27        4.40        2.30        3.37          66
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003(a)                       14.01      4.26             2,803        1.35+       3.27+       2.22+       2.40+          8
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1998                         $13.31      5.84           $60,585         .97        4.53        1.11        4.39          27
1999                          12.45     (2.05)           52,846         .97        5.02        1.12        4.87          52
2000                          13.08     10.41            54,051         .97        4.80        1.12        4.65          41
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003(a)                       13.63      3.92            64,109         .99+       3.95+       1.19+       3.75+         21

Class B
-------
1998                          13.29      5.00             2,562        1.77        3.73        1.91        3.59          27
1999                          12.43     (2.85)            3,338        1.77        4.22        1.92        4.07          52
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003(a)                       13.58      3.49             7,577        1.74+       3.20+       1.94+       3.00+         21
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1998                         $12.90      6.72           $ 8,297         .40        4.68        1.13        3.95          54
1999                          12.01     (2.35)            8,978         .48        4.84        1.24        4.08          47
2000                          12.86     12.45            10,723         .50        4.86        1.13        4.23          42
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003(a)                       13.91      4.54            20,032         .75+       4.05+       1.25+       3.55+         11

Class B
-------
1998                          12.90      5.83               246        1.20        3.88        1.93        3.15          54
1999                          12.01     (3.18)              596        1.28        4.04        2.04        3.28          47
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003(a)                       13.91      4.10             4,672        1.50+       3.30+       2.00+       2.80+         11
----------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1998            $12.71       $.614         $ .040      $ .654       $.597       $.067          $.664
1999             12.70        .636          (.853)      (.217)       .603          --           .603
2000             11.88        .594           .710       1.304        .636        .088           .724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003(a)          12.86        .262           .322        .584        .264          --           .264

Class B
-------
1998             12.70        .495           .061        .556        .489        .067           .556
1999             12.70        .529          (.850)      (.321)       .499          --           .499
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003(a)          12.87        .215           .311        .526        .216          --           .216
----------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1998            $12.58       $.582         $ .191      $ .773       $.583        $ --          $.583
1999             12.77        .585          (.828)      (.243)       .577          --           .577
2000             11.95        .593           .689       1.282        .602          --           .602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540
2003(a)          13.27        .266           .284        .550        .260          --           .260

Class B
-------
1998             12.56        .480           .204        .684        .484          --           .484
1999             12.76        .489          (.846)      (.357)       .473          --           .473
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003(a)          13.25        .217           .285        .502        .212          --           .212
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1998            $13.28       $.642         $ .038      $ .680       $.605       $.095          $.700
1999             13.26        .606          (.893)      (.287)       .613          --           .613
2000             12.36        .615           .740       1.355        .631        .114           .745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003(a)          13.57        .269           .241        .510        .270          --           .270

Class B
-------
1998             13.27        .533           .039        .572        .497        .095           .592
1999             13.25        .498          (.890)      (.392)       .508          --           .508
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003(a)          13.55        .218           .241        .459        .219          --           .219
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1998                         $12.70      5.26           $19,767         .80        4.83        1.19        4.44          34
1999                          11.88     (1.77)           18,574         .80        5.15        1.17        4.78          48
2000                          12.46     11.32            19,327         .80        4.92        1.15        4.57          35
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003(a)                       13.18      4.59            24,792         .75+       4.07+       1.23+       3.59+         16

Class B
-------
1998                          12.70      4.46               403        1.60        4.03        1.99        3.64          34
1999                          11.88     (2.59)              640        1.60        4.35        1.97        3.98          48
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003(a)                       13.18      4.12             3,635        1.50+       3.32+       1.98+       2.84+         16
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1998                         $12.77      6.29           $13,038         .50        4.62        1.20        3.92          27
1999                          11.95     (1.95)           12,389         .50        4.72        1.21        4.01          33
2000                          12.63     11.04            15,145         .60        4.89        1.22        4.27          37
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003(a)                       13.56      4.19            24,638         .75+       4.03+       1.25+       3.53+          1

Class B
-------
1998                          12.76      5.55             1,040        1.30        3.82        2.00        3.12          27
1999                          11.93     (2.85)            1,096        1.30        3.92        2.01        3.21          33
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003(a)                       13.54      3.82             3,483        1.50+       3.28+       2.00+       2.78+          1
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1998                         $13.26      5.23           $40,774         .86        4.81        1.10        4.57          26
1999                          12.36     (2.24)           36,737         .86        4.69        1.11        4.44          36
2000                          12.97     11.29            37,012         .87        4.88        1.12        4.63          40
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003(a)                       13.81      3.80            46,382         .92+       3.96+       1.17+       3.71+          4

Class B
-------
1998                          13.25      4.39             2,048        1.66        4.01        1.90        3.77          26
1999                          12.35     (3.03)            1,936        1.66        3.89        1.91        3.64          36
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003(a)                       13.79      3.41             3,265        1.67+       3.21+       1.92+       2.96+          4
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ----------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1998            $13.22      $ .612         $ .123      $ .735       $.603       $.092          $.695
1999             13.26        .629          (.967)      (.338)       .612          --           .612
2000             12.31        .628           .745       1.373        .636        .047           .683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003(a)          13.53        .287           .263        .550        .270          --           .270

Class B
-------
1998             13.21        .505           .112        .617        .495        .092           .587
1999             13.24        .537          (.982)      (.445)       .505          --           .505
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003(a)          13.49        .234           .268        .502        .222          --           .222
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------   -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*    End of Period    Expenses      Income    Expenses      Income        Rate
                             Period       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1998                         $13.26      5.69           $23,423         .80        4.62        1.14        4.28          26
1999                          12.31     (2.62)           21,008         .80        4.90        1.17        4.53          36
2000                          13.00     11.46            23,606         .80        5.01        1.15        4.66          34
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003(a)                       13.81      4.11            41,954         .92+       4.25+       1.17+       4.00+         12

Class B
-------
1998                          13.24      4.76             1,484        1.60        3.82        1.94        3.48          26
1999                          12.29     (3.44)            1,059        1.60        4.10        1.97        3.73          36
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003(a)                       13.77      3.75             2,846        1.67+       3.50+       1.92+       3.25+         12
---------------------------------------------------------------------------------------------------------------------------

(a) For the period January 1, 2003 to June 30, 2003

  * Calculated without sales charges

 ** Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

*** For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements.




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Insured Tax Exempt Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors Insured Tax Exempt Fund II
First Investors New York Insured Tax Free Fund, Inc. and
First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2003, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2003, and the results of their operations, changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                 Tait, Weller & Baker
Philadelphia, Pennsylvania
August 1, 2003



FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
--------------------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------

Kathryn S. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

Item 1.  Reports to Stockholders - Filed herewith

Item 2.  Code of Ethics - Not applicable to Semi-Annual Report

Item 3.  Audit Committee Financial Expert - Not applicable to Semi-
	 Annual Report

Item 4. Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Item 5.  [Reserved]

Item 6.  [Reserved]

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
	 Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits

(a)	Code of Ethics - Not applicable to Semi-Annual Report

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 4, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insure Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 4, 2003